HARTFORD SELECT LEADERS OUTLOOK
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-4397 (ACCOUNT EXECUTIVES)                  [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford Select Leaders Outlook variable annuity. Please read it carefully.

Hartford Select Leaders Outlook variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MONEY MARKET SUB-ACCOUNT which purchases Class Y shares of Money Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- FLEXIBLE INCOME SUB-ACCOUNT (formerly Diversified Income Sub-Account) which purchases Class Y shares of Flexible Income Portfolio of the Morgan Stanley Select Dimensions Investment Series

- BALANCED GROWTH SUB-ACCOUNT which purchases Class Y shares of Balanced Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- UTILITIES SUB-ACCOUNT which purchases Class Y shares of Utilities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DIVIDEND GROWTH SUB-ACCOUNT which purchases Class Y shares of Dividend Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- VALUE-ADDED MARKET SUB-ACCOUNT which purchases Class Y shares of Value-Added Market Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GROWTH SUB-ACCOUNT which purchases Class Y shares of Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases Class Y shares of American Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CAPITAL OPPORTUNITIES SUB-ACCOUNT (formerly Mid-Cap Equity Sub-Account) which purchases Class Y shares of Capital Opportunities Portfolio of the Morgan Stanley Select Dimensions Investment Series

- GLOBAL EQUITY SUB-ACCOUNT which purchases Class Y shares of Global Equity Portfolio of the Morgan Stanley Select Dimensions Investment Series

- DEVELOPING GROWTH SUB-ACCOUNT which purchases Class Y shares of Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series

- CORE PLUS FIXED INCOME SUB-ACCOUNT (formerly Fixed Income Sub-Account) which purchases Class I shares of Core Plus Fixed Income Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases Class I shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.

- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases Class I shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.

- EQUITY AND INCOME SUB-ACCOUNT which purchases Class II shares of Equity and Income Portfolio of The Universal Institutions Funds, Inc.

- GLOBAL FRANCHISE SUB-ACCOUNT which purchases Class II Shares of Global Franchise Portfolio of The Universal Institutional Funds, Inc.

- HIGH YIELD SUB-ACCOUNT which purchases Class I shares of High Yield Portfolio of The Universal Institutional Funds, Inc.

- U.S. MID CAP VALUE SUB-ACCOUNT (formerly Mid Cap Core Sub-Account) which purchases Class I shares of U.S. Mid Cap Value Portfolio of The Universal Institutional Funds, Inc.

- TECHNOLOGY SUB-ACCOUNT which purchases Class I shares of Technology Portfolio of The Universal Institutional Funds, Inc.

- COMSTOCK SUB-ACCOUNT which purchases Class II shares of Comstock Portfolio of the Van Kampen Life Investment Trust

- EMERGING GROWTH SUB-ACCOUNT which purchases Class II shares of Emerging Growth Portfolio of the Van Kampen Life Investment Trust

- ENTERPRISE SUB-ACCOUNT which purchases Class II shares of Enterprise Portfolio of the Van Kampen Life Investment Trust

- GROWTH AND INCOME SUB-ACCOUNT (formerly Strategic Stock Sub-Account) which purchases Class II shares of Growth and Income Portfolio of the Van Kampen Life Investment Trust

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Account", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account. The Fixed Account is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
PROSPECTUS DATED: NOVEMBER 3, 2003
STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 3, 2003

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                   5
--------------------------------------------------------------------------------
FEE TABLES                                                                    7
--------------------------------------------------------------------------------
HIGHLIGHTS                                                                   12
--------------------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                                 13
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                13
--------------------------------------------------------------------------------
  The Separate Account                                                       13
--------------------------------------------------------------------------------
  The Portfolios                                                             14
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                              18
--------------------------------------------------------------------------------
FIXED ACCOUNT                                                                18
--------------------------------------------------------------------------------
THE CONTRACT                                                                 20
--------------------------------------------------------------------------------
  Purchases and Contract Value                                               20
--------------------------------------------------------------------------------
  Charges and Fees                                                           22
--------------------------------------------------------------------------------
  Principal First                                                            25
--------------------------------------------------------------------------------
  Death Benefit                                                              26
--------------------------------------------------------------------------------
  Surrenders                                                                 34
--------------------------------------------------------------------------------
ANNUITY PAYOUTS                                                              35
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                     38
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            38
--------------------------------------------------------------------------------
  Legal Matters                                                              39
--------------------------------------------------------------------------------
  More Information                                                           39
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                                   40
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     44
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           45
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     49
--------------------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                                  55
--------------------------------------------------------------------------------

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Account.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                              None
--------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                     7%
--------------------------------------------------------
    Second Year                                        6%
--------------------------------------------------------
    Third Year                                         5%
--------------------------------------------------------
    Fourth Year                                        4%
--------------------------------------------------------
    Fifth Year                                         0%
--------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

                                          IF YOU CHOOSE  IF YOU CHOOSE
                                          THE ASSET      THE PREMIUM
                                          PROTECTION     PROTECTION
                                          DEATH BENEFIT  DEATH BENEFIT
----------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                     $30            $30
----------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a
  percentage of average daily
  Sub-Account Value)
    Mortality and Expense Risk Charge         1.60%          1.60%
----------------------------------------------------------------------
    Administrative Charge                     0.20%          0.20%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses                                 1.80%          1.80%
----------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of
  average daily Sub-Account Value)
    MAV/EPB Death Benefit Charge (4)          0.30%          0.30%
----------------------------------------------------------------------
    Principal First Charge                    0.35%          0.35%
----------------------------------------------------------------------
    Total Separate Account Annual
     Expenses with all optional charges       2.45%          2.45%
----------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) Not available for Contracts issued in Washington. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington. The charge is 0.30% of average daily Sub-Account Value.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.60%      1.93%
--------------------------------------------------------------

8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                    (As a percentage of average net assets)

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE        CONTRACTUAL      TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE      FEE         ANNUAL
                                        AND/OR                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

MORGAN STANLEY SELECT
  DIMENSIONS INVESTMENT
  SERIES:
---------------------------------------------------------------------------------------------------------
Money Market Portfolio --
  Class Y                      0.50%        0.25%      0.02%          0.77%             N/A        0.77%
---------------------------------------------------------------------------------------------------------
Flexible Income
  Portfolio -- Class Y         0.40%        0.25%      0.10%          0.75%             N/A        0.75%
---------------------------------------------------------------------------------------------------------
Balanced Growth
  Portfolio -- Class Y         0.60%        0.25%      0.06%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
Utilities Portfolio --
  Class Y                      0.65%        0.25%      0.05%          0.95%             N/A        0.95%
---------------------------------------------------------------------------------------------------------
Dividend Growth
  Portfolio -- Class Y         0.62%        0.25%      0.02%          0.89%             N/A        0.89%
---------------------------------------------------------------------------------------------------------
Value-Added Market
  Portfolio -- Class Y         0.50%        0.25%      0.04%          0.79%             N/A        0.79%
---------------------------------------------------------------------------------------------------------
Growth Portfolio --
  Class Y                      0.80%        0.25%      0.11%          1.16%             N/A        1.16%
---------------------------------------------------------------------------------------------------------
American Opportunities
  Portfolio -- Class Y         0.63%        0.25%      0.03%          0.91%             N/A        0.91%
---------------------------------------------------------------------------------------------------------
Capital Opportunities
  Portfolio -- Class Y         0.75%        0.25%      0.15%          1.15%             N/A        1.15%
---------------------------------------------------------------------------------------------------------
Global Equity
  Portfolio -- Class Y         1.00%        0.25%      0.08%          1.33%             N/A        1.33%
---------------------------------------------------------------------------------------------------------
Developing Growth
  Portfolio -- Class Y         0.50%        0.25%      0.11%          0.86%             N/A        0.86%
---------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------------
High Yield Portfolio
  Class I (1)                  0.50%         N/A       0.49%          0.99%             N/A        0.99%
---------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value
  Portfolio Class I (1)        0.75%         N/A       0.37%          1.12%             N/A        1.12%
---------------------------------------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio Class I (1)        0.80%         N/A       0.42%          1.22%             N/A        1.22%
---------------------------------------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio Class I (1)        1.25%         N/A       0.68%          1.93%             N/A        1.93%
---------------------------------------------------------------------------------------------------------
Equity and Income
  Portfolio
  Class II (1)(2)              0.60%        0.35%      0.70%          1.65%             N/A        1.65%
---------------------------------------------------------------------------------------------------------
Global Franchise
  Portfolio
  Class II (1)(2)              0.80%        0.35%      0.62%          1.77%             N/A        1.77%
---------------------------------------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio Class I (1)        0.40%         N/A       0.33%          0.73%             N/A        0.73%
---------------------------------------------------------------------------------------------------------
Technology Portfolio
  Class I (1)                  0.80%         N/A       0.49%          1.29%             N/A        1.29%
---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
---------------------------------------------------------------------------------------------------------
Comstock Portfolio --
  Class II (3)                 0.60%        0.25%      0.09%          0.94%             N/A        0.94%
---------------------------------------------------------------------------------------------------------
Emerging Growth
  Portfolio --
  Class II (3)                 0.70%        0.25%      0.08%          1.03%             N/A        1.03%
---------------------------------------------------------------------------------------------------------
Enterprise Portfolio --
  Class II (3)(4)              0.50%        0.25%      0.17%          0.92%             N/A        0.92%
---------------------------------------------------------------------------------------------------------
Growth and Income
  Portfolio --
  Class II (3)                 0.60%        0.25%      0.11%          0.96%             N/A        0.96%
---------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               TOTAL ANNUAL
                                                               FUND OPERATING
                                                                EXPENSES
                                         12B-1                   (BEFORE        CONTRACTUAL      TOTAL
                                       DISTRIBUTION            CONTRACTUAL FEE      FEE         ANNUAL
                                        AND/OR                 WAIVERS OR       WAIVERS OR       FUND
                           MANAGEMENT  SERVICING     OTHER       EXPENSE          EXPENSE       OPERATING
                             FEES        FEES        EXPENSES  REIMBURSEMENTS)  REIMBURSEMENTS  EXPENSES
---------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES:
---------------------------------------------------------------------------------------------------------
American Funds Global
  Growth Fund -- Class 2       0.67%        0.25%      0.04%          0.96%             N/A        0.96%
---------------------------------------------------------------------------------------------------------
American Funds Global
  Small Capitalization
  Fund -- Class 2              0.80%        0.25%      0.04%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
American Funds Growth
  Fund -- Class 2              0.38%        0.25%      0.02%          0.65%             N/A        0.65%
---------------------------------------------------------------------------------------------------------
American Funds
  Growth-Income Fund --
  Class 2                      0.34%        0.25%      0.01%          0.60%             N/A        0.60%
---------------------------------------------------------------------------------------------------------
American Funds
  International Fund --
  Class 2                      0.57%        0.25%      0.06%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST:
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Capital Opportunities
  Series -- Initial
  Class (5)                    0.75%         N/A       0.18%          0.93%            0.03%       0.90%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Emerging Growth
  Series --
  Initial Class                0.75%         N/A       0.11%          0.86%             N/A        0.86%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Growth Stock
  Series -- Initial
  Class                        0.75%         N/A       0.13%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Investors Trust
  Series -- Initial Class      0.75%         N/A       0.13%          0.88%             N/A        0.88%
---------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
  Total Return Series --
  Initial Class                0.75%         N/A       0.11%          0.86%             N/A        0.86%
---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
  VARIABLE INSURANCE
  PRODUCTS TRUST:
---------------------------------------------------------------------------------------------------------
Franklin Small Cap
  Fund -- Class 2 (6)          0.53%        0.25%      0.31%          1.09%             N/A        1.09%
---------------------------------------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund --
  Class 1 (6)                  0.42%         N/A       0.27%          0.69%             N/A        0.69%
---------------------------------------------------------------------------------------------------------
Mutual Shares Securities
  Fund -- Class 2 (6)          0.60%        0.25%      0.21%          1.06%             N/A        1.06%
---------------------------------------------------------------------------------------------------------
Templeton Developing
  Markets Securities
  Fund -- Class 1              1.25%         N/A       0.33%          1.58%             N/A        1.58%
---------------------------------------------------------------------------------------------------------
Templeton Growth
  Securities Fund --
  Class 2                      0.81%        0.25%      0.06%          1.12%             N/A        1.12%
---------------------------------------------------------------------------------------------------------

(1) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Additionally, the distributor has agreed to waive a portion of the 12b-1 fees for Class II shares. Including such reductions, expenses would be as follows:

                                              12B-1                  TOTAL
                                            DISTRIBUTION            ANNUAL
                                             AND/OR                  FUND
                                MANAGEMENT  SERVICING     OTHER     OPERATING
                                  FEES        FEES        EXPENSES  EXPENSES
-----------------------------------------------------------------------------

High Yield Portfolio --
  Class I                           0.31%         N/A       0.49%      0.80%
-----------------------------------------------------------------------------
U.S. Mid Cap Value
  Portfolio -- Class I              0.68%         N/A       0.37%      1.05%
-----------------------------------------------------------------------------
Emerging Markets Debt
  Portfolio -- Class I              0.80%         N/A       0.42%      1.22%
-----------------------------------------------------------------------------
Emerging Markets Equity
  Portfolio -- Class I              1.13%         N/A       0.68%      1.81%
-----------------------------------------------------------------------------
Equity and Income Portfolio --
  Class II                          0.25%        0.05%      0.70%      1.00%
-----------------------------------------------------------------------------
Global Franchise Portfolio --
  Class II                          0.53%        0.05%      0.62%      1.20%
-----------------------------------------------------------------------------
Core Plus Fixed Income
  Portfolio -- Class I              0.37%         N/A       0.33%      0.70%
-----------------------------------------------------------------------------
Technology Portfolio --
  Class I                           0.66%         N/A       0.49%      1.15%
-----------------------------------------------------------------------------

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(2) The Portfolio was not operational in 2002. Based on estimates the average daily net assets of the Portfolio were not more than $50,000,000.

(3) Under the Distribution Plan and Service Plan, the portfolio may spend up to a total of 0.35% per year of the Portfolio's average daily net assets with respect to its Class II shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Distribution Plan and Service Plan to 0.25% per year of the Portfolio's average daily net assets with respect to Class II shares.

(4) The investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Annual Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" for the Portfolios would be:

                                              12B-1                  TOTAL
                                            DISTRIBUTION            ANNUAL
                                             AND/OR                  FUND
                                MANAGEMENT  SERVICING     OTHER     OPERATING
                                  FEES        FEES        EXPENSES  EXPENSES
-----------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST:
-----------------------------------------------------------------------------
Enterprise Portfolio --
  Class II                          0.43%        0.25%      0.17%      0.85%
-----------------------------------------------------------------------------

(5) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" do not exceed 0.15% annually or each series. (Note that the High Income Series "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This agreement will continue until at least April 30, 2004.

(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Annual Fund Operating Expenses were:

                                              12B-1                  TOTAL
                                            DISTRIBUTION            ANNUAL
                                             AND/OR                  FUND
                                MANAGEMENT  SERVICING     OTHER     OPERATING
                                  FEES        FEES        EXPENSES  EXPENSES
-----------------------------------------------------------------------------

Franklin Small Cap Fund --
  Class 2                           0.48%        0.25%      0.31%      1.04%
-----------------------------------------------------------------------------
Franklin Strategic Income
  Securities Fund -- Class 1        0.39%         N/A       0.27%      0.66%
-----------------------------------------------------------------------------
Mutual Shares Securities
  Fund -- Class 2                   0.59%        0.25%      0.21%      1.05%
-----------------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,120
---------------------------------------------------------
3 years                                             $1,854
---------------------------------------------------------
5 years                                             $2,303
---------------------------------------------------------
10 years                                            $4,657
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $ 449
---------------------------------------------------------
3 years                                             $1,368
---------------------------------------------------------
5 years                                             $2,295
---------------------------------------------------------
10 years                                            $4,649
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $ 457
---------------------------------------------------------
3 years                                             $1,376
---------------------------------------------------------
5 years                                             $2,303
---------------------------------------------------------
10 years                                            $4,657
---------------------------------------------------------

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.
WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                    7%
-----------------------------------------
         2                    6%
-----------------------------------------
         3                    5%
-----------------------------------------
         4                    4%
-----------------------------------------
     5 or more                0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than four years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we made to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is equal to an annual charge that we deduct on a daily basis from your Contract Value invested in the Sub-Accounts. The amount of the charge may differ depending on whether you purchase your Contract with the Asset Protection Death Benefit or the Premium Protection Death Benefit.

MORTALITY AND EXPENSE RISK     MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET              CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT       PROTECTION DEATH BENEFIT
-------------------------------------------------------------
          1.60%                           1.60%
-------------------------------------------------------------

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. We will issue your Contract with the Asset Protection Death Benefit unless you choose the Premium Protection Death Benefit.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.

You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                       HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            3/10/03        A+          Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       12/31/02       AA-          Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   10/30/02       AA           Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE PORTFOLIOS

The underlying investments for the Contract are shares of the portfolios or funds of Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc., Van Kampen Life Investment Trust, American Funds Insurance Series, MFS-Registered Trademark-Variable Insurance Trust(SM) and Franklin Templeton Variable Insurance Products Trust, all open-ended investment companies.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES:

MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.

FLEXIBLE INCOME PORTFOLIO (formerly Diversified Income Portfolio) -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by allocating its assets among four separate groupings of fixed-income securities. Up to one-third of the securities in which the Flexible Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus. The Portfolio may also invest up to 15% of its assets in debt securities of issuers, governments, or organizations or any of their instrumentalities located in emerging markets countries. See additional disclosure under Emerging Market Securities in the Fund's prospectus.

BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its total assets in investment grade fixed-income (fixed-rate and adjustable-rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.

UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income. The Fund may invest up to 25% of its assets in foreign securities.

DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, in approximately equal proportions, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.

GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.

AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have strongest earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.

CAPITAL OPPORTUNITIES PORTFOLIO (formerly Mid-Cap Equity Portfolio) -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the Lipper Multi-Cap Growth Index).

GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.

DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
economy and which may benefit from new products or services, technological developments or changes in management.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.

U.S. MID CAP VALUE PORTFOLIO (formerly Mid Cap Core Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities, primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio may purchase stocks that typically do not pay dividends.

EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. Using macroeconomic and fundamental analyses, the Investment Adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.

EQUITY AND INCOME PORTFOLIO -- Seeks both capital appreciation and current income. The investment Adviser seeks to achieve the Portfolio's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities.

GLOBAL FRANCHISE PORTFOLIO -- Seeks long-term capital appreciation. The Investment Adviser seeks to achieve the Portfolio's investment objective by investing primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Investment Adviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging markets countries.

CORE PLUS FIXED INCOME PORTFOLIO (formerly Fixed Income Portfolio) -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").

TECHNOLOGY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the Investment Adviser expects will benefit from their involvement in technology and technology-related industries. The Investment Adviser seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and investing primarily in companies the Investment Adviser believes are positioned to benefit materially from these trends.

VAN KAMPEN LIFE INVESTMENT TRUST:

COMSTOCK PORTFOLIO -- Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stock.

EMERGING GROWTH PORTFOLIO -- Seeks capital appreciation.

ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.

GROWTH AND INCOME PORTFOLIO (formerly Strategic Stock Portfolio) -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objectives by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.

AMERICAN FUNDS INSURANCE SERIES:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

MFS VARIABLE INSURANCE TRUST:

MFS-Registered Trademark- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-Registered Trademark- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-Registered Trademark- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-Registered Trademark- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-Registered Trademark- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

THE INVESTMENT ADVISERS

Morgan Stanley Investment Advisors Inc. ("MS Advisors"), a Delaware Corporation, whose address is 1221 Avenue of the Americas, New York, New York 10020, is the Investment Manager for the Money Market Portfolio, the Flexible Income Portfolio (formerly the Diversified Income Portfolio), the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Capital Opportunities Portfolio (formerly Mid-Cap Equity Portfolio), the Global Equity Portfolio, and the Developing Growth Portfolio of the Morgan Stanley Select Dimensions Investment Series (the "Morgan Stanley Portfolios"). MS Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley.

MS Advisors provides administrative services, manages the Morgan Stanley Portfolios' business affairs and manages the investment of the Morgan Stanley Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MS Advisors has retained Morgan Stanley Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Portfolios. For its services, the Morgan Stanley Portfolios pay MS Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MS Advisors and the respective fees of the Morgan Stanley Portfolios.

With regard to the Growth Portfolio, Morgan Stanley Investment Management Inc. ("MS Investment Management"), under a Sub-Advisory Agreement with MS Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MS Advisors. MS Investment Management, like MS Advisors, is a wholly-owned subsidiary of Morgan Stanley. MS Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.

In addition to acting as the Sub-Adviser for the Growth Portfolio, MS Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Equity and Income Portfolio, Global Franchise Portfolio, High Yield Portfolio, Core Plus Fixed Income Portfolio (formerly Fixed Income Portfolio), U.S. Mid Cap Value Portfolio (formerly Mid Cap Core Portfolio), and Technology Portfolio. As the investment adviser to these Portfolios, MS Investment Management, provides investment advice and portfolio management services. Prior to May 1, 2002, Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of MS Investment Management, served as investment adviser to the High Yield Portfolio, Core Plus Fixed Income Portfolio and U.S. Mid Cap Core Portfolio.

The Investment Adviser with respect to the Comstock Portfolio, Emerging Growth Portfolio, Growth and Income Portfolio (formerly Strategic Stock Portfolio), and Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of Morgan Stanley. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios. Van Kampen Investments Inc.'s more than 50 open-end and 30 closed-end funds and more than 2,700 unit investment trusts are professionally distributed by leading authorized dealers nationwide.

                                                                              17
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund and American Funds International Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series and MFS-Registered Trademark- Total Return Series are series of the MFS-Registered Trademark-Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark-serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. In this Annuity, Franklin Small Cap Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund offer Class 2 shares and Franklin Strategic Income Fund and Templeton Developing Markets Securities Fund offer Class I shares. The investment manager of Franklin Small Cap Fund and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisers Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

18
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCOUNT
--------------------------------------------------------------------------------

The Fixed Account is currently not available.

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accountare available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that

                                                                              19
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a "first-in first-out" basis. The Fixed Account interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNTIN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNTMAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Account at any time in our sole discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Account available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

20
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our Automatic Additions Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payments that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama or Oregon, we will accept subsequent Premium Payments only during the first 6 Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

                                                                              21
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

Hartford has earlier versions of its Contracts which use the same underlying Funds as this Contract. These older Contracts have different Sub-Account transfer restrictions or in some cases, no transfer restrictions at all.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program. If you purchase your Contract in Oregon, we may limit your total number of transfers to 1 transfer every 30 days, submitted in writing.

22
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCOUNT TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Account to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCOUNT TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest value of your total amount in the Fixed Account as of any Contract Anniversary or the Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to the largest of your total previous transfers from the Fixed Account in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Account for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

                                                                              23
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                    7%
-----------------------------------------
         2                    6%
-----------------------------------------
         3                    5%
-----------------------------------------
         4                    4%
-----------------------------------------
     5 or more                0%
-----------------------------------------

SURRENDER ORDER -- During the first four Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the fourth Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than four years and then from Premium Payments invested for less than four years. Only Premium Payments invested for less than four years are subject to a Contingent Deferred Sales Charge.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first four years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate from the Sub-Account Value. The amount of the charge may differ depending on whether you elect to purchase your Contract with the Asset Protection Death Benefit or the Premium Protection Death Benefit.

MORTALITY AND EXPENSE RISK  MORTALITY AND EXPENSE RISK
    CHARGE WITH ASSET          CHARGE WITH PREMIUM
 PROTECTION DEATH BENEFIT    PROTECTION DEATH BENEFIT
------------------------------------------------------
          1.60%                       1.60%
------------------------------------------------------

24
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Account to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit", which is short for "Maximum Anniversary Value/Earnings Protection Death Benefit". If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- PRINCIPAL FIRST CHARGE -- Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.35% from your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel

                                                                              25
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  it and we will continue to deduct the charge until we begin to make Annuity Payouts.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at

26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both. If you do not choose a Death Benefit, we will issue your Contract with the Asset Protection Death Benefit.

You may also elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Account Executive or you can call us at 1-800-862-6668.

                                                                              27
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH BENEFIT CHOICES                            SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------

Asset Protection Death Benefit            Not available if you elect the Premium    This Death Benefit is the greatest of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Contract Value PLUS 25% of the total
                                          If you do not elect a Death Benefit, we   Premium Payments excluding any Premium
                                          will issue your Contract with the Asset     Payments we receive within 12 months
                                          Protection Death Benefit.                   of death or after death. Premium
                                          This Death Benefit is called the Loss       Payments are adjusted for any partial
                                          Protection Death Benefit in your            Surrenders; or
                                          Contract.                                 X Contract Value PLUS 25% of your
                                                                                    Maximum Anniversary Value excluding any
                                                                                      Premium Payments we receive within 12
                                                                                      months of death or after death.
                                                                                    This Death Benefit cannot exceed the
                                                                                    greatest of:
                                                                                    X Contract Value; or
                                                                                    X Total Premium Payments adjusted for
                                                                                    any partial Surrenders; or
                                                                                    X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------

Premium Protection Death Benefit          Not available if you elect the Asset      This Death Benefit is the greater of:
                                          Protection Death Benefit.                 X Contract Value; or
                                          No extra charge.                          X Total Premium Payments you have made
                                          You cannot choose this Death Benefit if   to us minus an adjustment for any
                                          either you or your Annuitant are 76         partial Surrenders.
                                          years old or older.
                                          This Death Benefit is called the Return
                                          of Premium Death Benefit in your
                                          Contract.
----------------------------------------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT                                    SUMMARY                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death Benefit                     Optional Death Benefit that is available  If you elect this Death Benefit with the for an additional annual charge equal to  Asset Protection Death Benefit, your
                                          0.30% of your Contract Value invested in  Death Benefit will be the greatest of:
                                          the Sub-Accounts and is deducted daily.   X The Asset Protection Death Benefit
                                          Only available upon purchase.               described above;
                                          May elect in addition to either the       X The total Premium Payments you have
                                          Asset Protection Death Benefit or the     made to us adjusted for any partial
                                          Premium Protection Death Benefit. The       Surrenders;
                                          Death Benefit will be the same            X Your Maximum Anniversary Value; or
                                          regardless of whether you elect the       X The Earnings Protection Benefit.
                                          Asset Protection Death Benefit or the     If you elect this Death Benefit with the
                                          Premium Protection Death Benefit.         Premium Protection Death Benefit, your
                                          You cannot choose this Death Benefit by   Death Benefit will be the greatest of:
                                          itself.                                   X The Premium Protection Death Benefit
                                          You cannot choose this Death Benefit if   described above;
                                          you or your Annuitant are 76 years old    X Your Maximum Anniversary Value; or
                                          or older.                                 X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------

28
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by  Based on the assumptions above, here is how we
finding the greatest of these three values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value or                                 Contract Value equals $115,000.
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium      $115,000 + [25% (($100,000 - $0) - $8,000)] =
  Payments excluding any Premium Payments we        $138,000
  receive within 12 months of death or after
  death. Premium Payments are adjusted for any
  partial Surrenders; or
------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum           $115,000 + [25% ($150,000)] = $152,500.
  Anniversary Value excluding any Premium Payments
  we receive within 12 months of death or after
  death.
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset
Protection Death Benefit Maximum.
------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed    Based on the assumptions above, here is the
the greatest of:                                    calculation of the Asset Protection Death Benefit
                                                    Maximum:
------------------------------------------------------------------------------------------------------
X Contract Value;                                   - Contract Value is $115,000,
------------------------------------------------------------------------------------------------------
X total Premium Payments you have made to us,       - total Premium Payments you have made to us minus
  adjusted for any partial Surrenders; or           an adjustment for any partial Surrenders
                                                      [$100,000 - $8,000 = $92,000], or
------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                   - Your Maximum Anniversary Value is $150,000.
------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by an adjustment for any partial Surrenders.

                                                                              29
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.

Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit   Based on the assumptions above, here is how we
by finding the greater of these two values:         would do the actual calculations:
------------------------------------------------------------------------------------------------------
X Contract Value; or                                $115,000
------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus  $100,000 - $8,000 = $92,000 an adjustment for any partial Surrenders.
------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." The MAV/EPB Death Benefit is in addition to the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.

The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION     MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION
DEATH BENEFIT                                                         DEATH BENEFIT
------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the       The Death Benefit will be the greatest of the
Asset Protection Death Benefit or the following     Premium Protection Death Benefit or the following
three values:                                       two values:
------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us    - Your Maximum Anniversary Value; or
  minus an adjustment for any partial Surrenders;
------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                - The Earnings Protection Benefit, which is
                                                      discussed below.
------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is
  discussed below.
------------------------------------------------------------------------------------------------------

30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit, only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Based on the assumptions above, this table shows how we would do the calculations:

    MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT         MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
-----------------------------------------------------------------  -----------------------------------------------------------------
Asset Protection Death Benefit     $150,000                        Premium Protection Death           $115,000
(see Example above)                                                Benefit (see Example above)
-----------------------------------------------------------------  -----------------------------------------------------------------
The total Premium Payments you     $100,000 - $8,000 = $92,000     Your Maximum Anniversary           $150,000
have made to us minus an                                           Value; or
adjustment for any partial
Surrenders;
-----------------------------------------------------------------  -----------------------------------------------------------------

Your Maximum Anniversary           $150,000                        The Earnings Protection            Contract Value minus Contract
Value; or                                                          Benefit                            Value on the date you
                                                                                                      purchased your Contract
                                                                                                      [$115,000 - $100,000 =
                                                                                                      $15,000]
                                                                                                      40% of Contract gain plus
                                                                                                      Contract Value [$15,000 X 40%
                                                                                                      = $6,000] + $115,000 =
                                                                                                      $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------

The Earnings Protection            Contract Value minus Contract   Death Benefit Amount               Because the Maximum
Benefit                            Value on the date you                                              Anniversary Value was the
                                   purchased your Contract                                            greatest of the three values
                                   [$115,000 - $100,000 =                                             compared, the Death Benefit is
                                   $15,000]                                                           $150,000
                                   40% of Contract gain plus
                                   Contract Value [$15,000 X 40%
                                   = $6,000] + $115,000 =
                                   $121,000]
-----------------------------------------------------------------  -----------------------------------------------------------------
Death Benefit Amount               Because the Maximum
                                   Anniversary Value was the
                                   greatest of the four values
                                   compared, the Death Benefit is
                                   $150,000
-----------------------------------------------------------------  -----------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the MAV/EPB Death Benefit when you purchased your Contract, the MAV/ EPB Death Benefit charge will continue to be deducted even though no MAV/EPB Death Benefit will be payable.

OPTIONAL DEATH BENEFIT FOR CONTRACTS ISSUED IN WASHINGTON

The optional Death Benefit is different for Contracts issued in Washington. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit." It does not contain the Earnings Protection Benefit.

The charge for the Maximum Anniversary Value Death Benefit is the same as the charge for the MAV/EPB Death Benefit. It is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts.

The Maximum Anniversary Value Death Benefit is described below.

If your Contract has the Asset Protection Death Benefit, the Death Benefit will be the greatest of the Asset Protection Death Benefit or the following two values:

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the Premium Protection Death Benefit, the Death Benefit will be the greater of the Premium Protection Death Benefit or your Maximum Anniversary Value.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment

32
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Also, your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above, or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate contract value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option

                                                                              33
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV/EPB Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.
WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .               AND . . .                            AND . . .
------------------------------------------------------------------------------------------------------
Contract Owner                There is a surviving joint Contract  The Annuitant is living or deceased
                              Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner
------------------------------------------------------------------------------------------------------
Contract Owner                There is no surviving joint          The Annuitant is living or deceased
                              Contract Owner and the Beneficiary
                              predeceases the Contract Owner
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         There is no named Contingent
                                                                   Annuitant
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living         The Contingent Annuitant is living
------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is a trust or     There is no named Contingent
                              other non-natural person             Annuitant
------------------------------------------------------------------------------------------------------

IF THE DECEASED IS THE . . .            THEN THE . . .
----------------------------
Contract Owner                Joint Contract Owner receives the
                              Death Benefit.
----------------------------
Contract Owner                Designated Beneficiary receives the
                              Death Benefit.
----------------------------
Contract Owner                Contract Owner's estate receives
                              the Death Benefit.
----------------------------
Annuitant                     The Contract Owner becomes the
                              Contingent Annuitant and the
                              Contract continues. The Contract
                              Owner may waive this presumption
                              and receive the Death Benefit.
----------------------------
Annuitant                     Contingent Annuitant becomes the
                              Annuitant, and the Contract
                              continues.
----------------------------
Annuitant                     The Contract Owner receives the
                              Death Benefit.
----------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.
----------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

34
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain, Life Annuity with Payments for a Period Certain, or Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options. Under these options, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone

                                                                              35
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity

36
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

                                                                              37
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate set by us.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

38
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program.

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET REBALANCER PROGRAM -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Rebalancer Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Account or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Account or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Account.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

                                                                              39
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Account Executive if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

40
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A. GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

                                                                              41
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract

42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
       value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D. FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
PERFORMANCE TABLES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000
  - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed, $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See Below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See Below)], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See Below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE
The adjustment to Your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value".

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Hartford Select Leaders Outlook variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                               PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                        HARTFORD SELECT LEADERS OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: November 3, 2003
Date of Statement of Additional Information: November 3, 2003

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    3
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              3
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           4
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of Hartford Life and Annuity Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The audited financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $29,496,173; 2001: $93,125,104; and 2000: $52,247,774.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. There is no information for Equity and Income, Global Franchise, Comstock and Emerging Growth Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                             SUB-ACCOUNT                                                    SINCE
SUB-ACCOUNT                                 INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Money Market                                  11/08/1994            -10.45%           -0.90%    N/A             -0.73%
----------------------------------------------------------------------------------------------------------------------
Flexible Income                               11/08/1994             -3.34%           -5.07%    N/A             -2.20%
----------------------------------------------------------------------------------------------------------------------
Balanced Growth                               11/08/1994            -22.10%           -2.46%    N/A              3.29%
----------------------------------------------------------------------------------------------------------------------
Utilities                                     11/08/1994            -30.25%           -4.08%    N/A              3.06%
----------------------------------------------------------------------------------------------------------------------
Dividend Growth                               11/08/1994            -28.03%           -5.20%    N/A              5.69%
----------------------------------------------------------------------------------------------------------------------
Value-Added Market                            11/08/1994            -26.25%           -1.76%    N/A              5.54%
----------------------------------------------------------------------------------------------------------------------
Growth                                        11/08/1994            -37.04%           -7.89%    N/A              0.29%
----------------------------------------------------------------------------------------------------------------------
American Opportunities                        11/08/1994            -31.30%           -2.83%    N/A              6.29%
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities                         01/21/1997            -51.64%          -16.92%    N/A            -12.69%
----------------------------------------------------------------------------------------------------------------------
Global Equity                                 11/08/1994            -27.50%           -4.82%    N/A             -1.11%
----------------------------------------------------------------------------------------------------------------------
Developing Growth                             11/08/1994            -36.99%           -6.94%    N/A              2.85%
----------------------------------------------------------------------------------------------------------------------
High Yield                                    01/02/1997            -18.09%           -7.33%    N/A             -4.63%
----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value                            01/02/1997            -37.05%           -2.90%    N/A              3.25%
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                         06/16/1997             -2.73%           -1.00%    N/A             -1.47%
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                       10/01/1996            -19.58%          -10.39%    N/A            -10.87%
----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                        01/02/1997             -4.59%            1.85%    N/A              2.49%
----------------------------------------------------------------------------------------------------------------------
Technology                                    11/30/1999            -56.18%             N/A     N/A            -45.88%
----------------------------------------------------------------------------------------------------------------------
Growth and Income                             12/23/1996            -24.92%            0.73%    N/A              3.74%
----------------------------------------------------------------------------------------------------------------------
Enterprise                                    06/13/1994            -38.47%          -10.19%    N/A              1.99%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund             04/30/1997            -24.82%            1.26%    N/A              2.01%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                         04/30/1998            -28.85%             N/A     N/A             -1.24%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                    06/13/1994            -33.79%            2.63%    N/A              8.68%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund             06/13/1994            -28.21%           -0.96%    N/A              6.72%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund             06/13/1994            -25.01%           -1.70%    N/A              1.70%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series              08/14/1996            -38.57%           -4.77%    N/A              0.42%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                    07/24/1995            -42.29%           -7.48%    N/A              0.71%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series             05/03/1999            -36.60%             N/A     N/A            -14.39%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                    10/09/1995            -30.60%           -7.43%    N/A              1.37%
----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                       01/03/1995            -16.17%            0.37%    N/A              6.72%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                       11/01/1995            -37.65%           -4.27%    N/A              1.99%
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund     07/01/1999             -6.76%             N/A     N/A             -1.59%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 11/08/1996            -22.24%           -0.75%    N/A              1.69%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                         03/04/1996            -11.42%          -10.74%    N/A            -16.81%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              06/13/1994            -28.34%           -3.11%    N/A              2.12%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                 FUND                                                       SINCE
SUB-ACCOUNT                                 INCEPTION DATE      1 YEAR           5 YEAR       10 YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------------
Money Market                                  11/08/1994             -0.71%            2.10%    N/A              2.57%
----------------------------------------------------------------------------------------------------------------------
Flexible Income                               11/08/1994              6.66%           -1.70%    N/A              1.18%
----------------------------------------------------------------------------------------------------------------------
Balanced Growth                               11/08/1994            -13.23%            0.37%    N/A              5.78%
----------------------------------------------------------------------------------------------------------------------
Utilities                                     11/08/1994            -22.00%           -1.61%    N/A              5.35%
----------------------------------------------------------------------------------------------------------------------
Dividend Growth                               11/08/1994            -19.61%           -2.35%    N/A              7.70%
----------------------------------------------------------------------------------------------------------------------
Value-Added Market                            11/08/1994            -17.70%            0.94%    N/A              7.79%
----------------------------------------------------------------------------------------------------------------------
Growth                                        11/08/1994            -29.30%           -5.15%    N/A              2.76%
----------------------------------------------------------------------------------------------------------------------
American Opportunities                        11/08/1994            -23.13%           -0.55%    N/A              8.21%
----------------------------------------------------------------------------------------------------------------------
Capital Opportunities                         01/21/1997            -45.00%          -13.88%    N/A             -9.90%
----------------------------------------------------------------------------------------------------------------------
Global Equity                                 11/08/1994            -19.04%           -2.14%    N/A              1.79%
----------------------------------------------------------------------------------------------------------------------
Developing Growth                             11/08/1994            -29.25%           -4.39%    N/A              4.93%
----------------------------------------------------------------------------------------------------------------------
High Yield                                    01/02/1997             -8.92%           -4.07%    N/A             -1.63%
----------------------------------------------------------------------------------------------------------------------
U.S. Mid Cap Value                            01/02/1997            -29.31%           -0.35%    N/A              5.26%
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                         06/16/1997              7.27%            2.55%    N/A              2.26%
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                       10/01/1996            -10.52%           -6.83%    N/A             -6.13%
----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                        01/02/1997              5.41%            4.80%    N/A              5.33%
----------------------------------------------------------------------------------------------------------------------
Technology                                    11/30/1999            -49.88%             N/A     N/A            -37.52%
----------------------------------------------------------------------------------------------------------------------
Growth and Income                             12/23/1996            -16.26%            3.23%    N/A              5.97%
----------------------------------------------------------------------------------------------------------------------
Enterprise                                    04/06/1986            -30.83%           -7.38%    N/A              4.76%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund             04/30/1997            -16.16%            3.47%    N/A              4.30%
----------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                         04/30/1998            -20.50%             N/A     N/A              1.29%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                    02/08/1984            -25.80%            4.66%    N/A             11.58%
----------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund             02/08/1984            -19.80%            1.64%    N/A             10.30%
----------------------------------------------------------------------------------------------------------------------
American Funds International Fund             05/01/1990            -16.36%            0.67%    N/A              4.96%
----------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series              08/14/1996            -30.95%           -2.40%    N/A              2.74%
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                    07/24/1995            -34.94%           -5.15%    N/A              2.82%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series             05/03/1999            -28.83%             N/A     N/A            -10.14%
----------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                    10/09/1995            -22.37%           -4.58%    N/A              3.80%
----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                       01/03/1995             -6.86%            3.14%    N/A              8.74%
----------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                       11/01/1995            -29.96%           -1.75%    N/A              4.44%
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund     07/01/1999              3.24%             N/A     N/A              3.04%
----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                 11/08/1996            -13.39%            2.12%    N/A              4.70%
----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                         03/04/1996             -1.75%           -6.95%    N/A            -11.02%
----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund              03/15/1994            -19.94%           -0.36%    N/A              4.47%
----------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                 YIELD       EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Money Market                                                                    -1.11%          -1.11%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                     YIELD
-------------------------------------------------------------------------------------
Flexible Income                                                                  N/A
-------------------------------------------------------------------------------------
High Yield                                                                       N/A
-------------------------------------------------------------------------------------
Emerging Markets Debt                                                            N/A
-------------------------------------------------------------------------------------
Core Plus Fixed Income                                                           N/A
-------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                                        N/A
-------------------------------------------------------------------------------------

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE

We have audited the accompanying statement of assets and liabilities, of Hartford Life and Annuity Insurance Company ("the Company"), Separate Account Three comprising the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund. Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Universal Institutional Funds, Inc. Active International Allocation Portfolio, Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio, Universal Institutional Funds, Inc. Emerging Markets Debt Portfolio, Universal Institutional Funds, Inc. Emerging Markets Equity Portfolio, Universal Institutional Funds, Inc. Technology Portfolio, Universal Institutional
Funds, Inc. High Yield Portfolio, Universal Institutional Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Select Dimensions American Opportunities Portfolio, Morgan Stanley Select Dimensions Balanced Growth Portfolio, Morgan Stanley Select Dimensions Capital Opportunities Portfolio, Morgan Stanley Select Dimensions Developing Growth Portfolio, Morgan Stanley Select Dimensions Diversified Income Portfolio, Morgan Stanley Select Dimensions Dividend Growth Portfolio, Morgan Stanley Select Dimensions Global Equity Portfolio, Morgan Stanley Select Dimensions Growth Portfolio, Morgan Stanley Select Dimensions Money Market Portfolio, Morgan Stanley Select Dimensions Utilities Portfolio, Morgan Stanley Select Dimensions Value-Added Market Portfolio, Van Kampen Life Investment Trust Enterprise Portfolio, and the Van Kempen Life Investment Trust Growth and Income Portfolio, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life and Annuity Insurance Company, Separate Account Three as of December 31, 2002, the results of their operations, and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Equity Portfolio, Strategic Stock Portfolio, Enterprise Portfolio, High Yield Portfolio, Mid-Cap Value Portfolio, Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, Fixed Income Portfolio, Technology Portfolio, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund sub-accounts) (collectively, the Account), as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the three years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-2 _____________________________________

                      (This page intentionally left blank)

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND     GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............     1,428,100        2,821,244       4,846,533
                            ===========     ============    ============
    Cost
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............   $19,094,663     $122,726,080    $144,372,568
                            ===========     ============    ============
    Market Value
      Class I............       --              --              --
      Class II...........       --              --              --
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............   $16,166,089     $ 93,919,224    $123,683,517
                            ===========     ============    ============
  Due from Hartford Life
   and Annuity Insurance
   Company...............        19,473          376,217         417,795
  Receivable from fund
   shares sold...........       --              --              --
  Other assets...........       --              --                    19
                            -----------     ------------    ------------
  Total Assets...........    16,185,562       94,295,441     124,101,331
                            -----------     ------------    ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --
  Payable for fund shares
   purchased.............        19,473          376,217         417,795
  Other liabilities......       --                    79        --
                            -----------     ------------    ------------
  Total Liabilities......        19,473          376,296         417,795
                            -----------     ------------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $16,166,089     $ 93,919,145    $123,683,536
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                         FRANKLIN         FRANKLIN
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES
                                FUND       CAPITALIZATION FUND     CAP FUND     SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  ----------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class I............       --               --                  --              --                --
      Class II...........       --               --                  --              --                --
      Class X............       --               --                  --              --                --
      Class Y............       --               --                  --              --                --
      Other..............     1,586,176           511,102          1,188,377        1,585,516         3,757,820
                            ===========        ==========        ===========      ===========       ===========
    Cost
      Class I............       --               --                  --              --                --
      Class II...........       --               --                  --              --                --
      Class X............       --               --                  --              --                --
      Class Y............       --               --                  --              --                --
      Other..............   $21,269,875        $5,787,844        $19,361,882      $15,871,594       $50,223,630
                            ===========        ==========        ===========      ===========       ===========
    Market Value
      Class I............       --               --                  --              --                --
      Class II...........       --               --                  --              --                --
      Class X............       --               --                  --              --                --
      Class Y............       --               --                  --              --                --
      Other..............   $15,941,069        $4,717,467        $15,092,383      $16,441,797       $45,168,999
                            ===========        ==========        ===========      ===========       ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        16,703               697             24,557            4,064            23,153
  Receivable from fund
   shares sold...........       --               --                  --              --                --
  Other assets...........       --               --                       45                2          --
                            -----------        ----------        -----------      -----------       -----------
  Total Assets...........    15,957,772         4,718,164         15,116,985       16,445,863        45,192,152
                            -----------        ----------        -----------      -----------       -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                  --              --                --
  Payable for fund shares
   purchased.............        16,703               698             24,557            4,064            23,153
  Other liabilities......       --               --                  --              --                       4
                            -----------        ----------        -----------      -----------       -----------
  Total Liabilities......        16,703               698             24,557            4,064            23,157
                            -----------        ----------        -----------      -----------       -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $15,941,069        $4,717,466        $15,092,428      $16,441,799       $45,168,995
                            ===========        ==========        ===========      ===========       ===========

                               TEMPLETON
                           DEVELOPING MARKETS
                            SECURITIES FUND
                              SUB-ACCOUNT
                           ------------------
ASSETS
  Investments
    Number of Shares
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Other..............         546,447
                               ==========
    Cost
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Other..............      $2,662,337
                               ==========
    Market Value
      Class I............        --
      Class II...........        --
      Class X............        --
      Class Y............        --
      Other..............      $2,573,767
                               ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........          12,372
  Other assets...........        --
                               ----------
  Total Assets...........       2,586,139
                               ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............          12,371
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                               ----------
  Total Liabilities......          12,371
                               ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $2,573,768
                               ==========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............      1,028,672         602,717        460,185
                             ===========      ==========     ==========
    Cost
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............    $10,701,554      $9,412,125     $9,745,655
                             ===========      ==========     ==========
    Market Value
      Class I............       --               --             --
      Class II...........       --               --             --
      Class X............       --               --             --
      Class Y............       --               --             --
      Other..............    $ 8,846,575      $5,743,892     $5,480,808
                             ===========      ==========     ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         11,812         --               1,172
  Receivable from fund
   shares sold...........       --                   318        --
  Other assets...........       --               --             --
                             -----------      ----------     ----------
  Total Assets...........      8,858,387       5,744,210      5,481,980
                             -----------      ----------     ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                   318        --
  Payable for fund shares
   purchased.............         11,813         --               1,172
  Other liabilities......       --                     3              4
                             -----------      ----------     ----------
  Total Liabilities......         11,813             321          1,176
                             -----------      ----------     ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $ 8,846,574      $5,743,889     $5,480,804
                             ===========      ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                               UNIVERSAL                 UNIVERSAL
                                                                             INSTITUTIONAL             INSTITUTIONAL
                           MFS INVESTORS                                   FUNDS, INC. ACTIVE      FUNDS, INC. CORE PLUS
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    INTERNATIONAL ALLOCATION        FIXED INCOME
                              SERIES      TRUST SERIES   RETURN SERIES         PORTFOLIO               PORTFOLIO (1)
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------------  ------------------------
ASSETS
  Investments
    Number of Shares
      Class I............      --             --              --               --                         --
      Class II...........      --             --              --               --                         --
      Class X............      --             --              --               --                         --
      Class Y............      --             --              --               --                         --
      Other..............      529,513        557,924       4,415,420             712,823                  9,620,715
                            ==========     ==========     ===========          ==========               ============
    Cost
      Class I............      --             --              --               --                         --
      Class II...........      --             --              --               --                         --
      Class X............      --             --              --               --                         --
      Class Y............      --             --              --               --                         --
      Other..............   $5,544,073     $9,592,945     $79,637,109          $6,234,874               $107,107,905
                            ==========     ==========     ===========          ==========               ============
    Market Value
      Class I............      --             --              --               --                         --
      Class II...........      --             --              --               --                         --
      Class X............      --             --              --               --                         --
      Class Y............      --             --              --               --                         --
      Other..............   $3,748,953     $7,515,236     $75,680,297          $4,383,865               $106,982,352
                            ==========     ==========     ===========          ==========               ============
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --               6,727         166,620               1,676                     55,308
  Receivable from fund
   shares sold...........       35,440        --              --               --                         --
  Other assets...........      --             --                   16          --                                  8
                            ----------     ----------     -----------          ----------               ------------
  Total Assets...........    3,784,393      7,521,963      75,846,933           4,385,541                107,037,668
                            ----------     ----------     -----------          ----------               ------------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       35,440        --              --               --                         --
  Payable for fund shares
   purchased.............      --               6,727         166,620               1,676                     55,308
  Other liabilities......            2              2         --               --                         --
                            ----------     ----------     -----------          ----------               ------------
  Total Liabilities......       35,442          6,729         166,620               1,676                     55,308
                            ----------     ----------     -----------          ----------               ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $3,748,951     $7,515,234     $75,680,313          $4,383,865               $106,982,360
                            ==========     ==========     ===========          ==========               ============

                                  UNIVERSAL
                                INSTITUTIONAL
                            FUNDS, INC. EMERGING
                                MARKETS DEBT
                                  PORTFOLIO
                                 SUB-ACCOUNT
                           -----------------------
ASSETS
  Investments
    Number of Shares
      Class I............         --
      Class II...........         --
      Class X............         --
      Class Y............         --
      Other..............           696,451
                                 ==========
    Cost
      Class I............         --
      Class II...........         --
      Class X............         --
      Class Y............         --
      Other..............        $4,977,018
                                 ==========
    Market Value
      Class I............         --
      Class II...........         --
      Class X............         --
      Class Y............         --
      Other..............        $4,923,905
                                 ==========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --
  Receivable from fund
   shares sold...........            23,349
  Other assets...........                11
                                 ----------
  Total Assets...........         4,947,265
                                 ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............            23,349
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                                 ----------
  Total Liabilities......            23,349
                                 ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........        $4,923,916
                                 ==========

(1) Formerly Universal Fixed Income Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                  UNIVERSAL
                                INSTITUTIONAL               UNIVERSAL               UNIVERSAL
                            FUNDS, INC. EMERGING          INSTITUTIONAL           INSTITUTIONAL
                               MARKETS EQUITY        FUNDS, INC. TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO                 PORTFOLIO            YIELD PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------  -------------------------  -------------------
ASSETS
  Investments
    Number of Shares
      Class I............         --                       --                        --
      Class II...........         --                       --                        --
      Class X............         --                       --                        --
      Class Y............         --                       --                        --
      Other..............            973,314                1,004,387                3,245,957
                                 ===========               ==========              ===========
    Cost
      Class I............         --                       --                        --
      Class II...........         --                       --                        --
      Class X............         --                       --                        --
      Class Y............         --                       --                        --
      Other..............        $11,890,814               $4,731,810              $29,799,660
                                 ===========               ==========              ===========
    Market Value
      Class I............         --                       --                        --
      Class II...........         --                       --                        --
      Class X............         --                       --                        --
      Class Y............         --                       --                        --
      Other..............        $ 5,878,814               $2,480,835              $18,307,196
                                 ===========               ==========              ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                       --                        --
  Receivable from fund
   shares sold...........             16,064                    1,195                   39,950
  Other assets...........         --                               45                        7
                                 -----------               ----------              -----------
  Total Assets...........          5,894,878                2,482,075               18,347,153
                                 -----------               ----------              -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............             16,064                    1,195                   39,950
  Payable for fund shares
   purchased.............         --                       --                        --
  Other liabilities......                 14               --                        --
                                 -----------               ----------              -----------
  Total Liabilities......             16,078                    1,195                   39,950
                                 -----------               ----------              -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........        $ 5,878,800               $2,480,880              $18,307,203
                                 ===========               ==========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class I............         --                     --                 --                 --                 --
      Class II...........         --                     --                 --                 --                 --
      Class X............         --                   21,244,997          5,730,323          3,536,409          3,587,776
      Class Y............         --                    2,351,524            859,743          1,032,480            204,660
      Other..............         3,181,391              --                 --                 --                 --
                                ===========          ============        ===========        ===========        ===========
    Cost
      Class I............         --                     --                 --                 --                 --
      Class II...........         --                     --                 --                 --                 --
      Class X............         --                  408,183,026         76,629,073         50,780,226         61,513,760
      Class Y............         --                   45,865,624         12,243,158         13,268,954          4,145,904
      Other..............       $45,884,025          $   --              $  --              $  --              $  --
                                ===========          ============        ===========        ===========        ===========
    Market Value
      Class I............         --                     --                 --                 --                 --
      Class II...........         --                     --                 --                 --                 --
      Class X............         --                  248,141,562         72,087,464         19,450,250         41,510,567
      Class Y............         --                   27,348,229         10,798,373          5,637,338          2,351,541
      Other..............       $33,340,981          $   --              $  --              $  --              $  --
                                ===========          ============        ===========        ===========        ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............            82,902              --                  214,067           --                 --
  Receivable from fund
   shares sold...........         --                      253,068           --                   35,260             43,051
  Other assets...........               154              --                      464           --                 --
                                -----------          ------------        -----------        -----------        -----------
  Total Assets...........        33,424,037           275,742,859         83,100,368         25,122,848         43,905,159
                                -----------          ------------        -----------        -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                      253,624           --                   34,203             40,222
  Payable for fund shares
   purchased.............            82,902              --                  212,713           --                 --
  Other liabilities......         --                        5,258           --                    2,922              2,283
                                -----------          ------------        -----------        -----------        -----------
  Total Liabilities......            82,902               258,882            212,713             37,125             42,505
                                -----------          ------------        -----------        -----------        -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........       $33,341,135          $275,483,977        $82,887,655        $25,085,723        $43,862,654
                                ===========          ============        ===========        ===========        ===========


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           DIVERSIFIED INCOME
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
ASSETS
  Investments
    Number of Shares
      Class I............        --
      Class II...........        --
      Class X............       6,848,116
      Class Y............       1,960,842
      Other..............        --
                              ===========
    Cost
      Class I............        --
      Class II...........        --
      Class X............      69,303,014
      Class Y............      13,915,025
      Other..............     $  --
                              ===========
    Market Value
      Class I............        --
      Class II...........        --
      Class X............      49,511,880
      Class Y............      14,157,279
      Other..............     $  --
                              ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........          84,636
  Other assets...........             955
                              -----------
  Total Assets...........      63,754,750
                              -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         148,960
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                              -----------
  Total Liabilities......         148,960
                              -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $63,605,790
                              ===========

(2) Formerly Morgan Stanley Select Dimensions Mid-Cap Equity Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS
                            DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class I............        --                 --
      Class II...........        --                 --
      Class X............      25,617,199          6,299,274
      Class Y............       2,317,287            359,828
      Other..............        --                 --
                             ============        ===========
    Cost
      Class I............        --                 --
      Class II...........        --                 --
      Class X............     408,809,863         75,318,656
      Class Y............      33,507,244          5,156,575
      Other..............    $   --              $  --
                             ============        ===========
    Market Value
      Class I............        --                 --
      Class II...........        --                 --
      Class X............     303,051,464         66,520,337
      Class Y............      27,367,163          3,781,787
      Other..............    $   --              $  --
                             ============        ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............          71,236           --
  Receivable from fund
   shares sold...........        --                   67,860
  Other assets...........        --                 --
                             ------------        -----------
  Total Assets...........     330,489,863         70,369,984
                             ------------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                   67,810
  Payable for fund shares
   purchased.............          70,992           --
  Other liabilities......           7,910              1,413
                             ------------        -----------
  Total Liabilities......          78,902             69,223
                             ------------        -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $330,410,961        $70,300,761
                             ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                               MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE
                            MORGAN STANLEY    SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST
                           SELECT DIMENSIONS    MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE
                           GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class I............        --                 --                 --                 --               1,153,573
      Class II...........        --                 --                 --                 --                 396,018
      Class X............       3,209,450        136,027,613          4,636,158          6,422,326          --
      Class Y............         286,559         36,734,107            749,991          1,015,395          --
      Other..............        --                 --                 --                 --                --
                              ===========       ============        ===========       ============       ===========
    Cost
      Class I............        --                 --                 --                 --              26,764,173
      Class II...........        --                 --                 --                 --               6,478,346
      Class X............      48,639,307        136,027,782         66,510,050         86,942,981          --
      Class Y............       5,027,170         36,734,107         15,326,219         18,362,745          --
      Other..............     $  --             $   --              $  --             $   --             $  --
                              ===========       ============        ===========       ============       ===========
    Market Value
      Class I............        --                 --                 --                 --              12,089,445
      Class II...........        --                 --                 --                 --               4,146,305
      Class X............      35,849,555        136,027,628         61,011,841        101,986,537          --
      Class Y............       3,180,807         36,734,107          9,862,385         16,033,083          --
      Other..............     $  --             $   --              $  --             $   --             $  --
                              ===========       ============        ===========       ============       ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                 --                 --                 --                   3,999
  Receivable from fund
   shares sold...........          89,859            568,529             26,097           --                --
  Other assets...........        --                 --                 --                      773          --
                              -----------       ------------        -----------       ------------       -----------
  Total Assets...........      39,120,221        173,330,264         70,900,323        118,020,393        16,239,749
                              -----------       ------------        -----------       ------------       -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............          31,120            572,931             31,154            102,275          --
  Payable for fund shares
   purchased.............        --                 --                 --                   46,129             3,999
  Other liabilities......          22,349                522                231           --                     215
                              -----------       ------------        -----------       ------------       -----------
  Total Liabilities......          53,469            573,453             31,385            148,404             4,214
                              -----------       ------------        -----------       ------------       -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $39,066,752       $172,756,811        $70,868,938       $117,871,989       $16,235,535
                              ===========       ============        ===========       ============       ===========

                           VAN KAMPEN LIFE
                           INVESTMENT TRUST
                              GROWTH AND
                           INCOME PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class I............        951,394
      Class II...........        649,685
      Class X............       --
      Class Y............       --
      Other..............       --
                             ===========
    Cost
      Class I............     14,822,603
      Class II...........      9,278,848
      Class X............       --
      Class Y............       --
      Other..............    $  --
                             ===========
    Market Value
      Class I............     12,815,280
      Class II...........      8,738,262
      Class X............       --
      Class Y............       --
      Other..............    $  --
                             ===========
  Due from Hartford Life
   and Annuity Insurance
   Company...............         52,325
  Receivable from fund
   shares sold...........       --
  Other assets...........            104
                             -----------
  Total Assets...........     21,605,971
                             -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............         52,325
  Other liabilities......       --
                             -----------
  Total Liabilities......         52,325
                             -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $21,553,646
                             ===========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............       1.30%        18,849   $ 0.832247  $       15,687
American Funds Global Growth
 Fund -- Class 2..............       1.40%       191,333     7.963333       1,523,652
American Funds Global Growth
 Fund -- Class 2..............       1.50%     1,142,307     5.644756       6,448,045
American Funds Global Growth
 Fund -- Class 2..............       1.55%        18,443     7.921576         146,099
American Funds Global Growth
 Fund -- Class 2..............       1.65%       305,032     5.624116       1,715,536
American Funds Global Growth
 Fund -- Class 2..............       1.70%       284,183     5.623068       1,597,979
American Funds Global Growth
 Fund -- Class 2..............       1.85%       695,304     5.602521       3,895,458
American Funds Global Growth
 Fund -- Class 2..............       2.00%        49,627     5.598994         277,864
American Funds Global Growth
 Fund -- Class 2..............       2.05%        12,116     5.597822          67,819
American Funds Global Growth
 Fund -- Class 2..............       2.20%        85,435     5.594295         477,950
American Funds Growth Fund --
 Class 2......................       1.30%       137,970     0.745063         102,796
American Funds Growth Fund --
 Class 2......................       1.40%     1,395,760     7.753191      10,821,596
American Funds Growth Fund --
 Class 2......................       1.50%     5,812,058     5.387524      31,312,600
American Funds Growth Fund --
 Class 2......................       1.55%       118,952     7.712517         917,423
American Funds Growth Fund --
 Class 2......................       1.65%     2,211,383     5.367825      11,870,317
American Funds Growth Fund --
 Class 2......................       1.70%     1,952,030     5.366812      10,476,178
American Funds Growth Fund --
 Class 2......................       1.75%         1,317     7.682859          10,118
American Funds Growth Fund --
 Class 2......................       1.85%     4,405,596     5.347177      23,557,501
American Funds Growth Fund --
 Class 2......................       2.00%       317,040     5.343813       1,694,202
American Funds Growth Fund --
 Class 2......................       2.05%       267,006     5.342687       1,426,528
American Funds Growth Fund --
 Class 2......................       2.20%       317,376     5.339327       1,694,573
American Funds Growth-Income
 Fund -- Class 2..............       1.30%       148,384     0.789623         117,167
American Funds Growth-Income
 Fund -- Class 2..............       1.40%     1,913,001     8.314302      15,905,271
American Funds Growth-Income
 Fund -- Class 2..............       1.50%     4,673,007     8.486856      39,659,134
American Funds Growth-Income
 Fund -- Class 2..............       1.55%       165,637     8.270712       1,369,933
American Funds Growth-Income
 Fund -- Class 2..............       1.65%     1,916,556     8.455850      16,206,110
American Funds Growth-Income
 Fund -- Class 2..............       1.70%     1,569,366     8.454259      13,267,823
American Funds Growth-Income
 Fund -- Class 2..............       1.75%         1,982     8.238964          16,330
American Funds Growth-Income
 Fund -- Class 2..............       1.85%     3,637,995     8.423390      30,644,252
American Funds Growth-Income
 Fund -- Class 2..............       2.00%       279,583     8.418085       2,353,550
American Funds Growth-Income
 Fund -- Class 2..............       2.05%       189,695     8.416326       1,596,536
American Funds Growth-Income
 Fund -- Class 2..............       2.20%       298,403     8.411031       2,509,879
American Funds International
 Fund -- Class 2..............       1.40%       263,374     7.475572       1,968,869
American Funds International
 Fund -- Class 2..............       1.50%     1,115,459     5.186543       5,785,378
American Funds International
 Fund -- Class 2..............       1.55%        19,137     7.422761         142,047
American Funds International
 Fund -- Class 2..............       1.65%       371,541     5.167577       1,919,968
American Funds International
 Fund -- Class 2..............       1.70%       305,668     5.166618       1,579,269
American Funds International
 Fund -- Class 2..............       1.85%       739,534     5.147737       3,806,929
American Funds International
 Fund -- Class 2..............       2.00%        46,932     5.144492         241,441
American Funds International
 Fund -- Class 2..............       2.05%        41,785     5.143413         214,915
American Funds International
 Fund -- Class 2..............       2.20%        53,685     5.140169         275,950
American Funds Small
 Capitalization Fund --
 Class 2......................       1.40%        68,860     7.782819         535,926
American Funds Small
 Capitalization Fund --
 Class 2......................       1.50%       270,786     5.646848       1,529,089
American Funds Small
 Capitalization Fund --
 Class 2......................       1.55%         3,183     7.742006          24,643
American Funds Small
 Capitalization Fund --
 Class 2......................       1.65%       126,323     5.626199         710,716
American Funds Small
 Capitalization Fund --
 Class 2......................       1.70%        98,348     5.625145         553,224
American Funds Small
 Capitalization Fund --
 Class 2......................       1.85%       195,331     5.604562       1,094,743
American Funds Small
 Capitalization Fund --
 Class 2......................       2.00%        30,803     5.601040         172,527

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
American Funds Small
 Capitalization Fund --
 Class 2......................       2.05%         4,527   $ 5.599867  $       25,352
American Funds Small
 Capitalization Fund --
 Class 2......................       2.20%        12,731     5.596339          71,246
Franklin Small Cap Fund --
 Class 2......................       1.30%        13,217     0.717070           9,478
Franklin Small Cap Fund --
 Class 2......................       1.40%       317,926     8.228175       2,615,948
Franklin Small Cap Fund --
 Class 2......................       1.50%     1,253,478     4.719488       5,915,776
Franklin Small Cap Fund --
 Class 2......................       1.55%        36,565     8.185017         299,287
Franklin Small Cap Fund --
 Class 2......................       1.65%       315,717     4.702231       1,484,573
Franklin Small Cap Fund --
 Class 2......................       1.70%       235,699     4.701359       1,108,107
Franklin Small Cap Fund --
 Class 2......................       1.75%           472     8.153552           3,851
Franklin Small Cap Fund --
 Class 2......................       1.85%       664,968     4.684158       3,114,813
Franklin Small Cap Fund --
 Class 2......................       2.00%        38,375     4.681208         179,643
Franklin Small Cap Fund --
 Class 2......................       2.05%        15,261     4.680222          71,423
Franklin Small Cap Fund --
 Class 2......................       2.20%        61,901     4.677277         289,529
Franklin Strategic Income
 Fund -- Class 1..............       1.40%       180,195    11.263607       2,029,641
Franklin Strategic Income
 Fund -- Class 1..............       1.50%       633,423    10.817854       6,852,282
Franklin Strategic Income
 Fund -- Class 1..............       1.55%        16,042    11.204600         179,745
Franklin Strategic Income
 Fund -- Class 1..............       1.65%       176,947    10.778378       1,907,197
Franklin Strategic Income
 Fund -- Class 1..............       1.70%       130,752    10.776391       1,409,032
Franklin Strategic Income
 Fund -- Class 1..............       1.85%       277,679    10.737060       2,981,453
Franklin Strategic Income
 Fund -- Class 1..............       2.00%        41,357    10.730308         443,772
Franklin Strategic Income
 Fund -- Class 1..............       2.05%        13,538    10.728063         145,240
Franklin Strategic Income
 Fund -- Class 1..............       2.20%        46,024    10.721323         493,437
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.30%        57,085     0.854437          48,775
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.40%       792,253    10.041893       7,955,721
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.50%     1,320,022     9.947454      13,130,858
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.55%        56,880     9.989276         568,186
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.65%       585,851     9.911145       5,806,459
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.70%       471,094     9.909289       4,668,209
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.75%           936     9.950942           9,314
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       1.85%     1,119,754     9.873096      11,055,437
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       2.00%        83,283     9.866890         821,741
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       2.05%        26,354     9.864818         259,978
Franklin Mutual Shares
 Securities Fund --
 Class 2......................       2.20%        85,643     9.858614         844,317
Templeton Developing
 Securities Fund --
 Class 1......................       1.40%        65,290     6.913177         451,363
Templeton Developing
 Securities Fund --
 Class 1......................       1.50%        53,551     7.329353         392,496
Templeton Developing
 Securities Fund --
 Class 1......................       1.55%        10,751     6.876901          73,936
Templeton Developing
 Securities Fund --
 Class 1......................       1.65%        41,331     7.302548         301,825
Templeton Developing
 Securities Fund --
 Class 1......................       1.70%         4,809     7.301189          35,111
Templeton Developing
 Securities Fund --
 Class 1......................       1.85%       156,949     7.274506       1,141,725
Templeton Developing
 Securities Fund --
 Class 1......................       2.00%         1,570     7.269926          11,415
Templeton Developing
 Securities Fund --
 Class 1......................       2.05%        21,422     7.268398         155,708
Templeton Developing
 Securities Fund --
 Class 1......................       2.20%         1,403     7.263821          10,189
Templeton Growth Securities
 Fund -- Class 2..............       1.40%       163,728     8.311222       1,360,778
Templeton Growth Securities
 Fund -- Class 2..............       1.50%       344,449     7.970553       2,745,448
Templeton Growth Securities
 Fund -- Class 2..............       1.55%        19,914     8.267664         164,646
Templeton Growth Securities
 Fund -- Class 2..............       1.65%       110,317     7.941436         876,079
Templeton Growth Securities
 Fund -- Class 2..............       1.70%        64,201     7.939946         509,754
Templeton Growth Securities
 Fund -- Class 2..............       1.75%           225     8.235920           1,854
Templeton Growth Securities
 Fund -- Class 2..............       1.85%       320,958     7.910934       2,539,081
Templeton Growth Securities
 Fund -- Class 2..............       2.00%        29,424     7.905951         232,626
Templeton Growth Securities
 Fund -- Class 2..............       2.05%        13,172     7.904287         104,113

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Templeton Growth Securities
 Fund -- Class 2..............       2.20%        39,522   $ 7.899306  $      312,195
MFS Capital Opportunities
 Series -- Class INIT.........       1.30%        11,669     0.704576           8,222
MFS Capital Opportunities
 Series -- Class INIT.........       1.40%        70,523     6.072506         428,252
MFS Capital Opportunities
 Series -- Class INIT.........       1.50%       429,612     4.546777       1,953,349
MFS Capital Opportunities
 Series -- Class INIT.........       1.55%        11,095     6.040645          67,018
MFS Capital Opportunities
 Series -- Class INIT.........       1.65%       220,147     4.530146         997,297
MFS Capital Opportunities
 Series -- Class INIT.........       1.70%       156,780     4.529304         710,105
MFS Capital Opportunities
 Series -- Class INIT.........       1.75%           572     6.017426           3,445
MFS Capital Opportunities
 Series -- Class INIT.........       1.85%       335,307     4.512723       1,513,145
MFS Capital Opportunities
 Series -- Class INIT.........       2.20%        13,993     4.506101          63,056
MFS Emerging Growth Series --
 Class INIT...................       1.30%        11,368     0.692952           7,878
MFS Emerging Growth Series --
 Class INIT...................       1.40%        67,979     5.237359         356,030
MFS Emerging Growth Series --
 Class INIT...................       1.50%       501,317     3.496787       1,752,997
MFS Emerging Growth Series --
 Class INIT...................       1.55%         2,367     5.209879          12,329
MFS Emerging Growth Series --
 Class INIT...................       1.65%       295,850     3.483978       1,030,733
MFS Emerging Growth Series --
 Class INIT...................       1.70%       154,242     3.483350         537,279
MFS Emerging Growth Series --
 Class INIT...................       1.85%       447,011     3.470593       1,551,393
MFS Emerging Growth Series --
 Class INIT...................       2.00%         4,859     3.468409          16,853
MFS Emerging Growth Series --
 Class INIT...................       2.05%        45,821     3.467679         158,891
MFS Emerging Growth Series --
 Class INIT...................       2.20%        16,281     3.465490          56,421
MFS Investors Growth Stock
 Series -- Class INIT.........       1.40%        73,111     5.943046         434,503
MFS Investors Growth Stock
 Series -- Class INIT.........       1.50%       263,000     4.764433       1,253,048
MFS Investors Growth Stock
 Series -- Class INIT.........       1.55%        11,291     5.911882          66,750
MFS Investors Growth Stock
 Series -- Class INIT.........       1.65%       175,687     4.747010         833,989
MFS Investors Growth Stock
 Series -- Class INIT.........       1.70%        74,937     4.746123         355,662
MFS Investors Growth Stock
 Series -- Class INIT.........       1.85%       138,736     4.728771         656,049
MFS Investors Growth Stock
 Series -- Class INIT.........       2.00%        15,896     4.725790          75,119
MFS Investors Growth Stock
 Series -- Class INIT.........       2.05%         3,150     4.724798          14,885
MFS Investors Growth Stock
 Series -- Class INIT.........       2.20%        12,484     4.721818          58,946
MFS Investors Trust Series --
 Class INIT...................       1.40%        85,908     6.336303         544,340
MFS Investors Trust Series --
 Class INIT...................       1.50%       506,800     6.358721       3,222,599
MFS Investors Trust Series --
 Class INIT...................       1.55%        13,377     6.303074          84,317
MFS Investors Trust Series --
 Class INIT...................       1.65%       219,992     6.335471       1,393,751
MFS Investors Trust Series --
 Class INIT...................       1.70%       126,780     6.334292         803,061
MFS Investors Trust Series --
 Class INIT...................       1.85%       217,965     6.311147       1,375,608
MFS Investors Trust Series --
 Class INIT...................       2.00%         5,524     6.307176          34,839
MFS Investors Trust Series --
 Class INIT...................       2.05%            87     6.305852             547
MFS Investors Trust Series --
 Class INIT...................       2.20%         8,913     6.301877          56,172
MFS Total Return Series --
 Class INIT...................       1.30%        53,636     0.914052          49,026
MFS Total Return Series --
 Class INIT...................       1.40%     1,148,127    10.258859      11,778,476
MFS Total Return Series --
 Class INIT...................       1.50%     2,457,668    10.283525      25,273,489
MFS Total Return Series --
 Class INIT...................       1.55%        82,798    10.205093         844,957
MFS Total Return Series --
 Class INIT...................       1.65%     1,062,850    10.245987      10,889,951
MFS Total Return Series --
 Class INIT...................       1.70%       690,535    10.244068       7,073,884
MFS Total Return Series --
 Class INIT...................       1.75%         2,637    10.165943          26,803
MFS Total Return Series --
 Class INIT...................       1.85%     1,652,661    10.206689      16,868,193
MFS Total Return Series --
 Class INIT...................       2.00%       108,851    10.200270       1,110,307
MFS Total Return Series --
 Class INIT...................       2.05%        61,241    10.198128         624,548
MFS Total Return Series --
 Class INIT...................       2.20%       111,922    10.191712       1,140,679

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.40%       247,421   $ 6.376997  $    1,577,802
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.50%       168,301     5.956975       1,002,564
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.55%        36,786     6.345693         233,430
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.65%       107,680     6.324923         681,065
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.70%         9,830     5.934104          58,334
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.80%         5,817     6.294760          36,619
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       1.85%       107,823     6.300648         679,357
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       2.00%        11,036     6.270611          69,205
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       2.05%         4,065     6.295355          25,590
Universal Institutional
 Funds, Inc. Active
 International Allocation
 Portfolio -- Class A.........       2.20%         3,163     6.291405          19,899
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.30%       678,621     1.062849         721,272
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.40%     3,563,950    12.579042      44,831,082
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.50%     1,904,854    12.073061      22,997,422
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.55%       264,453    12.516641       3,310,068
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.65%     1,110,634    12.475228      13,855,415
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.70%       323,118    12.026791       3,886,073
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.75%           165    12.468672           2,063
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.80%        67,938    12.416916         843,576
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       1.85%     1,083,099    12.427436      13,460,144
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       2.00%       139,206    12.369311       1,721,887
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       2.05%        26,561    12.417022         329,813
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Income Portfolio --
 Class A......................       2.20%        82,483    12.409220       1,023,545
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.30%         2,144     1.021279           2,190
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.40%       253,642    11.065073       2,806,572
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.50%        65,270    11.772382         768,381

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.55%        23,816   $11.004446  $      262,079
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.65%        31,673    13.613626         431,180
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.70%        22,996    11.727248         269,681
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.80%         1,900    13.547586          25,735
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       1.85%        21,595    13.561441         292,864
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       2.00%         2,144    13.495641          28,930
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       2.05%           397    13.550093           5,375
Universal Institutional
 Funds, Inc. Emerging Markets
 Debt Portfolio -- Class A....       2.20%         2,284    13.541581          30,929
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.30%         2,030     0.803939           1,632
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.40%       516,203     7.163268       3,697,700
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.50%        71,872     5.499327         395,246
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.55%       105,175     7.127710         749,657
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.60%            70     7.135765             501
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.65%        59,049     7.104112         419,494
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.70%        16,013     5.478204          87,722
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.80%         6,018     7.070874          42,550
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       1.85%        66,152     7.076842         468,145
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       2.00%           998     7.043718           7,030
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       2.05%         1,006     7.070908           7,111
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio.............       2.20%           285     7.066470           2,012
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.40%       136,583     1.724465         235,533
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.50%       371,368     1.721579         639,339
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.55%        29,993     1.718882          51,555
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.65%       171,019     1.716012         293,471
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.70%        78,399     1.714947         134,451
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       1.85%       606,348     1.709397       1,036,489
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       2.00%        12,163     1.708328          20,778
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       2.05%        17,092     1.707961          29,192
Universal Institutional
 Funds, Inc. Technology
 Portfolio....................       2.20%        23,477     1.706889          40,072
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.40%     1,291,815     8.015207      10,354,168

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.50%       320,401   $ 7.734315  $    2,478,086
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.55%        98,244     7.971306         783,133
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.65%       216,397     7.938326       1,717,828
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.70%       119,136     7.704635         917,902
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.80%        13,996     7.899768         110,564
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       1.85%       224,716     7.907875       1,777,025
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       2.00%         9,496     7.869461          74,727
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       2.05%         3,126     7.901251          24,703
Universal Institutional
 Funds, Inc. High Yield
 Portfolio....................       2.20%         8,747     7.896291          69,067
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .30%       143,550     0.705987         101,345
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .40%     1,934,736     8.866874      17,155,064
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .50%       640,814     6.951852       4,454,844
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .55%       203,096     8.818347       1,790,971
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .60%           469     8.832835           4,146
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .65%       364,749     9.724970       3,547,175
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........        .70%       217,365     6.925166       1,505,286
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.75%         1,116     8.784507           9,801
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.80%         6,752     9.677759          65,342
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.85%       397,327     9.687644       3,849,160
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       2.00%        20,446     9.640611         197,115
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       2.05%        20,503     9.679528         198,457
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       2.20%        45,716     9.673440         442,235
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.30%     1,533,557     0.773166       1,185,694
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.40%    11,336,063    20.043458     227,213,909
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.55%       609,957    19.933509      12,158,590
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.60%         3,012    19.966490          60,140
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.65%       768,622     8.606947       6,615,490
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.75%           197    19.856947           3,909
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.80%        63,508     8.565053         543,949
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.85%            12     8.573881             104

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.50%     2,609,520   $ 5.069185  $   13,228,142
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.65%       931,034     5.050657       4,702,333
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.70%       440,150     5.049716       2,222,632
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.85%     1,187,662     5.031262       5,975,439
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       2.00%        80,805     5.028095         406,295
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       2.05%        27,479     5.027036         138,138
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       2.20%       133,222     5.023876         669,289
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.30%       525,300     0.859773         451,639
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.40%     3,979,658    16.655671      66,283,873
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.55%       213,962    16.564353       3,544,150
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.60%           140    16.591755           2,320
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.65%       150,090     9.971827       1,496,671
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.75%           582    16.500801           9,609
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.80%        17,934     9.923327         177,965
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.50%       449,873     9.496750       4,272,332
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.65%       296,683     9.462080       2,807,240
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.70%       103,568     9.460320         979,787
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.85%       241,012     9.425776       2,271,728
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       2.00%        22,874     9.419850         215,473
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       2.05%         4,823     9.417867          45,418
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       2.20%        21,239     9.411947         199,897
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.30%        99,128     0.587529          58,241
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.40%     3,047,911     5.600855      17,070,907
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.55%       266,870     5.570051       1,486,481
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.60%         5,419     5.579288          30,234

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.65%       140,270   $ 4.883269  $      684,977
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.80%        21,629     4.859446         105,105
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.50%     1,347,379     2.163209       2,914,662
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.65%       475,835     2.155285       1,025,560
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.70%       173,308     2.154883         373,460
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       1.85%       592,563     2.146989       1,272,225
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       2.00%         3,104     2.145628           6,660
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       2.05%         4,135     2.145184           8,869
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class Y......................       2.20%        16,742     2.143832          35,891
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.30%       420,551     0.742048         312,069
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.40%     2,447,509    15.610547      38,206,956
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.55%       136,608    15.524846       2,120,815
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.60%         1,016    15.550536          15,794
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.65%        81,063     8.264708         669,965
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.80%        15,277     8.224446         125,645
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.50%       283,070     4.487672       1,270,327
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.65%       106,471     4.471254         476,060
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.70%        32,453     4.470413         145,080
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       1.85%        93,889     4.454069         418,188
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       2.00%         4,173     4.451267          18,576
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       2.05%           438     4.450330           1,949
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class Y.........       2.20%         4,803     4.447520          21,361
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.30%       185,498     1.086268         201,501
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.40%     3,935,953    11.593850      45,632,852
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.55%       101,012    11.530261       1,164,690

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.65%       247,489   $ 9.106974  $    2,253,872
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.80%         9,754     9.062688          88,393
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.50%       529,714     9.539414       5,053,158
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.65%       427,500     9.504614       4,063,226
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.70%       132,089     9.502825       1,255,223
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       1.85%       325,367     9.468153       3,080,629
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       2.00%        18,530     9.462210         175,335
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       2.05%        16,308     9.460224         154,272
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class Y.........       2.20%        39,711     9.454279         375,436
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.30%     1,948,304     0.772873       1,505,792
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.40%    14,694,529    19.310991     283,765,913
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.55%       592,779    19.205109      11,384,386
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.60%           103    19.236858           1,972
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.65%       640,180     8.365957       5,355,717
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.80%        51,634     8.325250         429,865
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.50%     1,368,928     8.409711      11,512,290
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.65%       543,276     8.379001       4,552,112
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.70%       332,938     8.377411       2,789,162
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.85%       894,032     8.346833       7,462,335
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       2.00%        26,623     8.341576         222,078
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       2.05%        28,264     8.339817         235,715
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       2.20%        70,501     8.334566         587,597
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.30%       682,734     0.792836         541,296
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.40%     5,037,386    12.174176      61,326,021
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.55%       218,902    12.107449      42,650,345

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.60%           499   $12.127407  $        6,057
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.65%       190,205     8.462805       1,609,668
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.75%           197    12.060938           2,377
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.80%        27,520     8.421595         231,763
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.50%       286,161     6.005030       1,718,408
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.65%       101,844     5.983091         609,341
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.70%        59,797     5.981957         357,704
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       1.85%       150,667     5.960107         897,990
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       2.00%        12,837     5.956349          76,461
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       2.05%        12,097     5.955093          72,041
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class Y.........       2.20%         8,377     5.951340          49,855
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.30%       137,741     0.734475         101,167
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.40%     2,452,792    13.164783      32,290,470
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.55%       167,189    13.092575       2,188,936
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.60%         2,448    13.114206          32,100
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.65%       117,362     7.618954         894,179
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.80%        22,687     7.581859         172,012
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       1.50%       328,884     4.762325       1,566,254
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       1.65%       169,686     4.744911         805,146
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       1.70%        41,631     4.744034         197,500
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       1.85%       108,940     4.726690         514,926
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       2.00%         8,060     4.723714          38,073
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       2.05%         1,680     4.722718           7,933
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class Y.........       2.20%        10,803     4.719743          50,988
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.30%       144,622     0.999777         144,589
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.40%     9,557,605    12.963377     123,898,836
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.55%       524,539    12.892511       6,762,621
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.65%       421,336    11.084832       4,670,442
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.75%           997    12.843099          12,799
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.80%        37,822    11.030963         417,218
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.50%     1,630,538    10.359410      16,891,408
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.65%       659,773    10.321608       6,809,914

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.70%       338,438   $10.319714  $    3,492,581
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.85%       768,337    10.282043       7,900,076
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       2.00%        64,381    10.275594         661,557
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       2.05%        11,679    10.273436         119,989
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       2.20%        75,284    10.266963         772,934
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.30%       354,156     0.803557         284,584
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.40%     3,435,050    16.122923      55,383,052
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.55%       198,529    16.034561       3,183,332
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.60%            92    16.061027           1,484
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.65%       210,342     8.817234       1,854,636
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.75%           235    15.973002           3,747
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.80%        16,771     8.774331         147,152
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.50%     1,079,207     5.276015       5,693,915
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.65%       285,177     5.256749       1,499,105
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.70%       155,474     5.255758         817,132
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       1.85%       325,340     5.236564       1,703,666
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       2.00%         7,520     5.233277          39,356
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       2.05%         8,584     5.232179          44,913
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class Y.........       2.20%        12,295     5.228893          64,287
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.30%       791,613     0.792734         627,539
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.40%     4,909,863    19.437317      95,434,572
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.55%       207,926    19.330798       4,019,379
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.65%       134,724    10.436204       1,406,008
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.75%           226    19.256584           4,349
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.80%        22,058    10.385430         229,078
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.85%            21    10.396127             219
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.50%       700,627     8.749785       6,130,339
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.65%       377,351     8.717818       3,289,678
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.70%       122,389     8.716188       1,066,768
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       1.85%       485,555     8.684354       4,216,734
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       2.00%        47,967     8.678886         416,302
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       2.05%        25,369     8.677060         220,131

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class Y.........       2.20%        79,930   $ 8.671603  $      693,117
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.30%        19,241     0.728287          14,013
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.40%     1,593,287     6.084980       9,695,117
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.55%       256,516     6.051612       1,552,335
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.60%           536     6.061606           3,250
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.65%       113,088     6.312993         713,923
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.75%           614     6.028373           3,701
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.80%        16,653     6.282317         104,620
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.85%            17     6.288738             105
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.50%       411,508     4.294108       1,767,061
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.65%       162,289     4.278416         694,341
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.70%        66,773     4.277615         285,629
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       1.85%       301,065     4.261970       1,283,129
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       2.00%         4,180     4.259286          17,805
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       2.05%        12,895     4.258395          54,912
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class II........       2.20%        10,202     4.255714          43,417
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.30%        73,132     0.810255          59,255
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.40%     1,187,272     9.189084      10,909,945
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.55%       113,628     9.138692       1,038,409
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.65%        56,168     9.438309         530,128
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.80%        27,869     9.392445         261,757
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.85%            23     9.402085             220
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.50%       194,487     9.795893       1,905,170
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.65%       135,748     9.760134       1,324,921
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.70%        47,846     9.758299         466,892
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       1.85%       423,120     9.722675       4,113,857
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       2.00%        46,558     9.716564         452,387
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       2.05%        15,400     9.714525         149,606
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class II........       2.20%        33,519     9.708418         325,414
                                                                       --------------
    SUB-TOTAL.................                                          1,944,790,459
                                                                       --------------

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                                UNITS
                                   FEES        OWNED BY      UNIT*        CONTRACT
                                 (NOTE 3)    PARTICIPANTS    PRICE       LIABILITY
                                -----------  ------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Funds Growth Fund --
 Class 2......................       1.50%         6,554   $ 5.387524  $       35,313
American Funds Growth-Income
 Fund -- Class 2..............       1.50%         4,424     8.486856          37,551
American Funds International
 Fund -- Class 2..............       1.50%         1,215     5.186543           6,303
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class X......................       1.40%        17,660    20.043458         353,975
Morgan Stanley Select
 Dimensions American
 Opportunities Portfolio --
 Class Y......................       1.50%         1,173     5.069185           5,949
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class X.........       1.40%         7,388    16.655671         123,056
Morgan Stanley Select
 Dimensions Balanced Growth
 Portfolio -- Class Y.........       1.50%           684     9.496750           6,497
Morgan Stanley Select
 Dimensions Capital
 Opportunities Portfolio --
 Class X......................       1.40%         2,223     5.600855          12,451
Morgan Stanley Select
 Dimensions Developing Growth
 Portfolio -- Class X.........       1.40%         3,835    15.610547          59,869
Morgan Stanley Select
 Dimensions Diversified Income
 Portfolio -- Class X.........       1.40%         9,247    11.593850         107,203
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class X.........       1.40%        31,077    19.310991         600,129
Morgan Stanley Select
 Dimensions Dividend Growth
 Portfolio -- Class Y.........       1.50%           701     8.409711           5,898
Morgan Stanley Select
 Dimensions Global Equity
 Portfolio -- Class X.........       1.40%        12,439    12.174176         151,434
Morgan Stanley Select
 Dimensions Growth
 Portfolio -- Class X.........       1.40%        15,729    13.164783         207,068
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class X.........       1.40%         8,965    12.963377         116,211
Morgan Stanley Select
 Dimensions Money Market
 Portfolio -- Class Y.........       1.50%         8,266    10.359410          85,636
Morgan Stanley Select
 Dimensions Utilities
 Portfolio -- Class X.........       1.40%         9,215    16.122923         148,577
Morgan Stanley Select
 Dimensions Value-Added Market
 Portfolio -- Class X.........       1.40%         6,059    19.437317         117,776
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.40%         1,664     8.866874          14,758
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio -- Class A.........       1.50%           782     6.951852           5,436
Van Kampen Life Investment
 Trust Enterprise
 Portfolio -- Class I.........       1.40%           358     6.084980           2,177
Van Kampen Life Investment
 Trust Growth and Income
 Portfolio -- Class I.........       1.40%         1,707     9.189084          15,685
                                                                       --------------
    SUB-TOTAL.................                                         $    2,218,952
                                                                       --------------
GRAND TOTAL...................                                         $1,947,009,411
                                                                       ==============

* Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                      [This page intentionally left blank]

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND     GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $    98,359     $     30,008    $  1,244,980
                            -----------     ------------    ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (168,208)      (1,017,657)     (1,293,243)
                            -----------     ------------    ------------
    Net Investment income
     (loss)..............       (69,849)        (987,649)        (48,263)
                            -----------     ------------    ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --
                            -----------     ------------    ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (11,521)        (293,052)       (269,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,672,246)     (19,317,261)    (19,204,469)
                            -----------     ------------    ------------
    Net gain (loss) on
     investments.........    (1,683,767)     (19,610,313)    (19,474,366)
                            -----------     ------------    ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,753,616)    $(20,597,962)   $(19,522,629)
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                         FRANKLIN         FRANKLIN
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES
                                FUND       CAPITALIZATION FUND     CAP FUND     SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   206,784         $  24,465        $    29,486       $   4,930        $   263,062
                            -----------         ---------        -----------       ---------        -----------
EXPENSE:
  Mortality and expense
   undertakings..........      (182,337)          (52,987)          (169,854)       (154,272)          (443,436)
                            -----------         ---------        -----------       ---------        -----------
    Net Investment income
     (loss)..............        24,447           (28,522)          (140,368)       (149,342)          (180,374)
                            -----------         ---------        -----------       ---------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                  --              --                 652,255
                            -----------         ---------        -----------       ---------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (34,489)          (12,505)           (61,779)          1,099            (64,161)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,279,748)         (794,072)        (3,931,683)        759,619         (5,016,024)
                            -----------         ---------        -----------       ---------        -----------
    Net gain (loss) on
     investments.........    (2,314,237)         (806,577)        (3,993,462)        760,718         (5,080,185)
                            -----------         ---------        -----------       ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(2,289,790)        $(835,099)       $(4,133,830)      $ 611,376        $(4,608,304)
                            ===========         =========        ===========       =========        ===========

                               TEMPLETON
                           DEVELOPING MARKETS
                            SECURITIES FUND
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $ 19,858
                                --------
EXPENSE:
  Mortality and expense
   undertakings..........        (19,569)
                                --------
    Net Investment income
     (loss)..............            289
                                --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (35,962)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (55,709)
                                --------
    Net gain (loss) on
     investments.........        (91,671)
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(91,382)
                                ========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $   141,243      $     3,478    $   --
                             -----------      -----------    -----------
EXPENSE:
  Mortality and expense
   undertakings..........        (89,601)         (99,773)       (85,841)
                             -----------      -----------    -----------
    Net Investment income
     (loss)..............         51,642          (96,295)       (85,841)
                             -----------      -----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................        138,881          --             --
                             -----------      -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (68,359)        (320,018)      (148,633)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,565,988)      (2,220,293)    (2,293,740)
                             -----------      -----------    -----------
    Net gain (loss) on
     investments.........     (1,634,347)      (2,540,311)    (2,442,373)
                             -----------      -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(1,443,824)     $(2,636,606)   $(2,528,214)
                             ===========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                               UNIVERSAL                 UNIVERSAL
                                                                             INSTITUTIONAL             INSTITUTIONAL
                           MFS INVESTORS                                   FUNDS, INC. ACTIVE      FUNDS, INC. CORE PLUS
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    INTERNATIONAL ALLOCATION        FIXED INCOME
                              SERIES      TRUST SERIES   RETURN SERIES         PORTFOLIO               PORTFOLIO (1)
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............   $   --         $    35,682    $   739,199          $  89,377                 $3,740,811
                            -----------    -----------    -----------          ---------                 ----------
EXPENSE:
  Mortality and expense
   undertakings..........       (56,585)       (96,623)      (741,866)           (53,174)                  (982,052)
                            -----------    -----------    -----------          ---------                 ----------
    Net Investment income
     (loss)..............       (56,585)       (60,941)        (2,667)            36,203                  2,758,759
                            -----------    -----------    -----------          ---------                 ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --             --             586,066          --                           799,872
                            -----------    -----------    -----------          ---------                 ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (122,351)      (170,400)       (36,019)           (32,378)                     4,789
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,190,744)    (1,504,310)    (4,121,356)          (825,670)                   673,072
                            -----------    -----------    -----------          ---------                 ----------
    Net gain (loss) on
     investments.........    (1,313,095)    (1,674,710)    (4,157,375)          (858,048)                   677,861
                            -----------    -----------    -----------          ---------                 ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,369,680)   $(1,735,651)   $(3,573,976)         $(821,845)                $4,236,492
                            ===========    ===========    ===========          =========                 ==========

                                  UNIVERSAL
                                INSTITUTIONAL
                            FUNDS, INC. EMERGING
                                MARKETS DEBT
                                  PORTFOLIO
                                 SUB-ACCOUNT
                           -----------------------
INVESTMENT INCOME:
  Dividends..............         $332,531
                                  --------
EXPENSE:
  Mortality and expense
   undertakings..........          (58,772)
                                  --------
    Net Investment income
     (loss)..............          273,759
                                  --------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                                  --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (22,709)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           55,114
                                  --------
    Net gain (loss) on
     investments.........           32,405
                                  --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $306,164
                                  ========

(1) Formerly Universal Fixed Income Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                  UNIVERSAL
                                INSTITUTIONAL               UNIVERSAL               UNIVERSAL
                            FUNDS, INC. EMERGING          INSTITUTIONAL           INSTITUTIONAL
                               MARKETS EQUITY        FUNDS, INC. TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO                 PORTFOLIO            YIELD PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------  -------------------------  -------------------
INVESTMENT INCOME:
  Dividends..............         $--                      $--                     $ 1,788,612
                                  ---------                -----------             -----------
EXPENSE:
  Mortality and expense
   undertakings..........           (90,176)                   (43,786)               (240,974)
                                  ---------                -----------             -----------
    Net Investment income
     (loss)..............           (90,176)                   (43,786)              1,547,638
                                  ---------                -----------             -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                        --                       --
                                  ---------                -----------             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (579,981)                  (818,847)               (646,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (200,502)                (1,586,055)             (2,568,589)
                                  ---------                -----------             -----------
    Net gain (loss) on
     investments.........          (780,483)                (2,404,902)             (3,214,993)
                                  ---------                -----------             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $(870,659)               $(2,448,688)            $(1,667,355)
                                  =========                ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............       $ --                 $  2,392,902       $  2,586,835       $   --             $   --
                                ------------         ------------       ------------       ------------       ------------
EXPENSE:
  Mortality and expense
   undertakings..........           (513,962)          (4,613,452)        (1,243,336)          (500,551)          (757,774)
                                ------------         ------------       ------------       ------------       ------------
    Net Investment income
     (loss)..............           (513,962)          (2,220,550)         1,343,499           (500,551)          (757,774)
                                ------------         ------------       ------------       ------------       ------------
CAPITAL GAINS INCOME
 (LOSS)..................         --                     --                 --                 --                 --
                                ------------         ------------       ------------       ------------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (1,652,647)         (59,430,931)        (3,435,166)       (24,203,298)       (21,997,117)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (11,525,673)         (29,731,302)       (11,172,057)           425,990          1,457,516
                                ------------         ------------       ------------       ------------       ------------
    Net gain (loss) on
     investments.........        (13,178,320)         (89,162,233)       (14,607,223)       (23,777,308)       (20,539,601)
                                ------------         ------------       ------------       ------------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(13,692,282)        $(91,382,783)      $(13,263,724)      $(24,277,859)      $(21,297,375)
                                ============         ============       ============       ============       ============


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           DIVERSIFIED INCOME
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $ 2,818,154
                              -----------
EXPENSE:
  Mortality and expense
   undertakings..........        (748,058)
                              -----------
    Net Investment income
     (loss)..............       2,070,096
                              -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                              -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,470,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,577,630
                              -----------
    Net gain (loss) on
     investments.........       2,106,679
                              -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 4,176,775
                              ===========

(2) Formerly Morgan Stanley Select Dimensions Mid-Cap Equity Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS
                            DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $  7,816,254       $     70,127
                             ------------       ------------
EXPENSE:
  Mortality and expense
   undertakings..........      (5,300,618)        (1,133,256)
                             ------------       ------------
    Net Investment income
     (loss)..............       2,515,636         (1,063,129)
                             ------------       ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --
                             ------------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (36,026,418)        (5,982,804)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (52,452,506)       (11,187,061)
                             ------------       ------------
    Net gain (loss) on
     investments.........     (88,478,924)       (17,169,865)
                             ------------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(85,963,288)      $(18,232,994)
                             ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                                MORGAN STANLEY
                                                    SELECT         MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE
                            MORGAN STANLEY        DIMENSIONS      SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST
                           SELECT DIMENSIONS     MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE
                           GROWTH PORTFOLIO   PORTFOLIO (3A)(3B)      PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -----------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $   --              $ 2,465,187        $  2,872,137       $  1,712,244       $    95,676
                             ------------        -----------        ------------       ------------       -----------
EXPENSE:
  Mortality and expense
   undertakings..........        (697,893)        (2,336,738)         (1,168,234)        (1,786,744)         (282,177)
                             ------------        -----------        ------------       ------------       -----------
    Net Investment income
     (loss)..............        (697,893)           128,449           1,703,903            (74,500)         (186,501)
                             ------------        -----------        ------------       ------------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --                 --                  --                 --                --
                             ------------        -----------        ------------       ------------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (13,904,965)        (1,193,015)        (13,999,426)        (2,014,188)       (6,220,720)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,943,655)           288,174         (11,939,198)       (24,750,623)       (1,564,224)
                             ------------        -----------        ------------       ------------       -----------
    Net gain (loss) on
     investments.........     (18,848,620)          (904,841)        (25,938,624)       (26,764,811)       (7,784,944)
                             ------------        -----------        ------------       ------------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(19,546,513)       $  (776,392)       $(24,234,721)      $(26,839,311)      $(7,971,445)
                             ============        ===========        ============       ============       ===========


                             VAN KAMPEN LIFE
                             INVESTMENT TRUST
                                GROWTH AND
                           INCOME PORTFOLIO (4)
                               SUB-ACCOUNT
                           --------------------
INVESTMENT INCOME:
  Dividends..............      $   423,727
                               -----------
EXPENSE:
  Mortality and expense
   undertakings..........         (244,018)
                               -----------
    Net Investment income
     (loss)..............          179,709
                               -----------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                               -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (194,479)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,762,788)
                               -----------
    Net gain (loss) on
     investments.........       (2,957,267)
                               -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(2,777,558)
                               ===========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Morgan Stanley Select Dimensions Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Morgan Stanley Select Dimensions Money Market Portfolio Sub-Account.
(4) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           AMERICAN FUNDS                  AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND     GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (69,849)    $   (987,649)   $    (48,263)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (11,521)        (293,052)       (269,897)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,672,246)     (19,317,261)    (19,204,469)
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,753,616)     (20,597,962)    (19,522,629)
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     3,778,590       30,391,358      36,717,664
  Net transfers..........     5,669,140       37,090,750      54,019,439
  Surrenders for benefit
   payments and fees.....      (449,308)      (3,618,814)     (5,251,772)
  Net annuity
   transactions..........       --                46,156          45,466
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,998,422       63,909,450      85,530,797
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........     7,244,806       43,311,488      66,008,168
NET ASSETS:
  Beginning of period....     8,921,283       50,607,657      57,675,368
                            -----------     ------------    ------------
  End of period..........   $16,166,089     $ 93,919,145    $123,683,536
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                         FRANKLIN         FRANKLIN
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES
                                FUND       CAPITALIZATION FUND     CAP FUND     SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    24,447        $  (28,522)       $  (140,368)     $  (149,342)      $  (180,374)
  Capital gains income...       --               --                  --              --                 652,255
  Net realized gain
   (loss) on security
   transactions..........       (34,489)          (12,505)           (61,779)           1,099           (64,161)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,279,748)         (794,072)        (3,931,683)         759,619        (5,016,024)
                            -----------        ----------        -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,289,790)         (835,099)        (4,133,830)         611,376        (4,608,304)
                            -----------        ----------        -----------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     3,429,378         1,469,524          4,401,410        2,817,701        11,421,699
  Net transfers..........     6,122,135         1,682,268          5,205,262        6,986,792        24,595,351
  Surrenders for benefit
   payments and fees.....      (910,241)         (137,357)          (573,310)        (719,296)       (2,303,701)
  Net annuity
   transactions..........         7,828          --                  --              --                --
                            -----------        ----------        -----------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,649,100         3,014,435          9,033,362        9,085,197        33,713,349
                            -----------        ----------        -----------      -----------       -----------
  Net increase (decrease)
   in net assets.........     6,359,310         2,179,336          4,899,532        9,696,573        29,105,045
NET ASSETS:
  Beginning of period....     9,581,759         2,538,130         10,192,896        6,745,226        16,063,950
                            -----------        ----------        -----------      -----------       -----------
  End of period..........   $15,941,069        $4,717,466        $15,092,428      $16,441,799       $45,168,995
                            ===========        ==========        ===========      ===========       ===========

                               TEMPLETON
                           DEVELOPING MARKETS
                            SECURITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................      $      289
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (35,962)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (55,709)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (91,382)
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       1,044,353
  Net transfers..........       1,356,110
  Surrenders for benefit
   payments and fees.....        (225,689)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,174,774
                               ----------
  Net increase (decrease)
   in net assets.........       2,083,392
NET ASSETS:
  Beginning of period....         490,376
                               ----------
  End of period..........      $2,573,768
                               ==========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    51,642      $   (96,295)   $   (85,841)
  Capital gains income...        138,881          --             --
  Net realized gain
   (loss) on security
   transactions..........        (68,359)        (320,018)      (148,633)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (1,565,988)      (2,220,293)    (2,293,740)
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,443,824)      (2,636,606)    (2,528,214)
                             -----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      3,245,758        1,110,267      1,368,461
  Net transfers..........      4,048,547          319,643        385,635
  Surrenders for benefit
   payments and fees.....       (904,927)        (495,780)      (571,429)
  Net annuity
   transactions..........       --                --             --
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,389,378          934,130      1,182,667
                             -----------      -----------    -----------
  Net increase (decrease)
   in net assets.........      4,945,554       (1,702,476)    (1,345,547)
NET ASSETS:
  Beginning of period....      3,901,020        7,446,365      6,826,351
                             -----------      -----------    -----------
  End of period..........    $ 8,846,574      $ 5,743,889    $ 5,480,804
                             ===========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                               UNIVERSAL                 UNIVERSAL
                                                                             INSTITUTIONAL             INSTITUTIONAL
                           MFS INVESTORS                                   FUNDS, INC. ACTIVE      FUNDS, INC. CORE PLUS
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    INTERNATIONAL ALLOCATION        FIXED INCOME
                              SERIES      TRUST SERIES   RETURN SERIES         PORTFOLIO               PORTFOLIO (1)
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (56,585)   $   (60,941)   $    (2,667)         $   36,203               $  2,758,759
  Capital gains income...       --             --             586,066          --                            799,872
  Net realized gain
   (loss) on security
   transactions..........      (122,351)      (170,400)       (36,019)            (32,378)                     4,789
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,190,744)    (1,504,310)    (4,121,356)           (825,670)                   673,072
                            -----------    -----------    -----------          ----------               ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,369,680)    (1,735,651)    (3,573,976)           (821,845)                 4,236,492
                            -----------    -----------    -----------          ----------               ------------
UNIT TRANSACTIONS:
  Purchases..............       664,709      1,806,144     16,777,999             668,028                  9,836,096
  Net transfers..........       825,126      2,229,271     38,279,721           1,252,737                 57,747,065
  Surrenders for benefit
   payments and fees.....      (377,509)      (474,206)    (3,334,970)           (439,639)                (8,282,665)
  Net annuity
   transactions..........       --             --             --               --                         --
                            -----------    -----------    -----------          ----------               ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,112,326      3,561,209     51,722,750           1,481,126                 59,300,496
                            -----------    -----------    -----------          ----------               ------------
  Net increase (decrease)
   in net assets.........      (257,354)     1,825,558     48,148,774             659,281                 63,536,988
NET ASSETS:
  Beginning of period....     4,006,305      5,689,676     27,531,539           3,724,584                 43,445,372
                            -----------    -----------    -----------          ----------               ------------
  End of period..........   $ 3,748,951    $ 7,515,234    $75,680,313          $4,383,865               $106,982,360
                            ===========    ===========    ===========          ==========               ============

                                  UNIVERSAL
                                INSTITUTIONAL
                            FUNDS, INC. EMERGING
                                MARKETS DEBT
                                  PORTFOLIO
                                 SUB-ACCOUNT
                           -----------------------
OPERATIONS:
  Net investment income
   (loss)................        $  273,759
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........           (22,709)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            55,114
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           306,164
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............           331,883
  Net transfers..........           993,410
  Surrenders for benefit
   payments and fees.....          (421,430)
  Net annuity
   transactions..........         --
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           903,863
                                 ----------
  Net increase (decrease)
   in net assets.........         1,210,027
NET ASSETS:
  Beginning of period....         3,713,889
                                 ----------
  End of period..........        $4,923,916
                                 ==========

(1) Formerly Universal Fixed Income Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                  UNIVERSAL
                                INSTITUTIONAL               UNIVERSAL               UNIVERSAL
                            FUNDS, INC. EMERGING          INSTITUTIONAL           INSTITUTIONAL
                               MARKETS EQUITY        FUNDS, INC. TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO                 PORTFOLIO            YIELD PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------  -------------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................        $  (90,176)               $   (43,786)            $ 1,547,638
  Capital gains income...         --                        --                       --
  Net realized gain
   (loss) on security
   transactions..........          (579,981)                  (818,847)               (646,404)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (200,502)                (1,586,055)             (2,568,589)
                                 ----------                -----------             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (870,659)                (2,448,688)             (1,667,355)
                                 ----------                -----------             -----------
UNIT TRANSACTIONS:
  Purchases..............           362,252                    956,721               1,669,839
  Net transfers..........           909,947                     60,870                 139,655
  Surrenders for benefit
   payments and fees.....          (877,509)                  (298,484)             (1,438,451)
  Net annuity
   transactions..........         --                        --                       --
                                 ----------                -----------             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           394,690                    719,107                 371,043
                                 ----------                -----------             -----------
  Net increase (decrease)
   in net assets.........          (475,969)                (1,729,581)             (1,296,312)
NET ASSETS:
  Beginning of period....         6,354,769                  4,210,461              19,603,515
                                 ----------                -----------             -----------
  End of period..........        $5,878,800                $ 2,480,880             $18,307,203
                                 ==========                ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO        PORTFOLIO (2)        PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................       $   (513,962)        $  (2,220,550)     $  1,343,499       $   (500,551)      $   (757,774)
  Capital gains income...         --                     --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........         (1,652,647)          (59,430,931)       (3,435,166)       (24,203,298)       (21,997,117)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (11,525,673)          (29,731,302)      (11,172,057)           425,990          1,457,516
                                ------------         -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (13,692,282)          (91,382,783)      (13,263,724)       (24,277,859)       (21,297,375)
                                ------------         -------------      ------------       ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............          4,042,373             6,196,712         2,716,996          1,254,486            643,470
  Net transfers..........          3,927,539           (44,268,286)       (2,724,666)        (4,209,679)        (8,090,267)
  Surrenders for benefit
   payments and fees.....         (3,485,125)          (39,470,784)      (11,261,196)        (3,947,024)        (6,827,654)
  Net annuity
   transactions..........              2,721              (148,170)          (68,677)            (6,348)           (23,212)
                                ------------         -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          4,487,508           (77,690,528)      (11,337,543)        (6,908,565)       (14,297,663)
                                ------------         -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets.........         (9,204,774)         (169,073,311)      (24,601,267)       (31,186,424)       (35,595,038)
NET ASSETS:
  Beginning of period....         42,545,909           444,557,288       107,488,922         56,272,147         79,457,692
                                ------------         -------------      ------------       ------------       ------------
  End of period..........       $ 33,341,135         $ 275,483,977      $ 82,887,655       $ 25,085,723       $ 43,862,654
                                ============         =============      ============       ============       ============


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           DIVERSIFIED INCOME
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 2,070,096
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........      (1,470,951)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       3,577,630
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,176,775
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       2,573,726
  Net transfers..........       8,431,033
  Surrenders for benefit
   payments and fees.....      (6,492,617)
  Net annuity
   transactions..........          48,182
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,560,324
                              -----------
  Net increase (decrease)
   in net assets.........       8,737,099
NET ASSETS:
  Beginning of period....      54,868,691
                              -----------
  End of period..........     $63,605,790
                              ===========

(2) Formerly Morgan Stanley Select Dimensions Mid-Cap Equity Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS
                            DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $   2,515,636      $ (1,063,129)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........      (36,026,418)       (5,982,804)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (52,452,506)      (11,187,061)
                             -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (85,963,288)      (18,232,994)
                             -------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        7,603,767           870,972
  Net transfers..........      (27,382,137)      (10,200,579)
  Surrenders for benefit
   payments and fees.....      (46,284,151)       (9,825,656)
  Net annuity
   transactions..........         (305,868)          (95,082)
                             -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (66,368,389)      (19,250,345)
                             -------------      ------------
  Net increase (decrease)
   in net assets.........     (152,331,677)      (37,483,339)
NET ASSETS:
  Beginning of period....      482,742,638       107,784,100
                             -------------      ------------
  End of period..........    $ 330,410,961      $ 70,300,761
                             =============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                MORGAN STANLEY
                                                    SELECT         MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE
                            MORGAN STANLEY        DIMENSIONS      SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST
                           SELECT DIMENSIONS     MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE
                           GROWTH PORTFOLIO   PORTFOLIO (3A)(3B)      PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -----------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (697,893)       $    128,449       $  1,703,903       $    (74,500)      $   (186,501)
  Capital gains income...        --                 --                  --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........     (13,904,965)         (1,193,015)       (13,999,426)        (2,014,188)        (6,220,720)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,943,655)            288,174        (11,939,198)       (24,750,623)        (1,564,224)
                             ------------        ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (19,546,513)           (776,392)       (24,234,721)       (26,839,311)        (7,971,445)
                             ------------        ------------       ------------       ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............         702,271          10,652,766          1,444,953          5,223,173          1,066,465
  Net transfers..........      (8,278,299)         29,570,558        (15,785,628)        (2,197,068)        (2,961,320)
  Surrenders for benefit
   payments and fees.....      (7,487,632)        (56,421,438)        (9,519,082)       (14,475,048)        (2,121,740)
  Net annuity
   transactions..........         (47,977)            (95,433)           (85,990)           (83,131)            (1,088)
                             ------------        ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (15,111,637)        (16,293,547)       (23,945,747)       (11,532,074)        (4,017,683)
                             ------------        ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets.........     (34,658,150)        (17,069,939)       (48,180,468)       (38,371,385)       (11,989,128)
NET ASSETS:
  Beginning of period....      73,724,902         189,826,750        119,049,406        156,243,374         28,224,663
                             ------------        ------------       ------------       ------------       ------------
  End of period..........    $ 39,066,752        $172,756,811       $ 70,868,938       $117,871,989       $ 16,235,535
                             ============        ============       ============       ============       ============


                             VAN KAMPEN LIFE
                             INVESTMENT TRUST
                                GROWTH AND
                           INCOME PORTFOLIO (4)
                               SUB-ACCOUNT
                           --------------------
OPERATIONS:
  Net investment income
   (loss)................      $   179,709
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........         (194,479)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (2,762,788)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (2,777,558)
                               -----------
UNIT TRANSACTIONS:
  Purchases..............        3,956,818
  Net transfers..........        4,966,760
  Surrenders for benefit
   payments and fees.....       (2,313,338)
  Net annuity
   transactions..........           (3,209)
                               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,607,031
                               -----------
  Net increase (decrease)
   in net assets.........        3,829,473
NET ASSETS:
  Beginning of period....       17,724,173
                               -----------
  End of period..........      $21,553,646
                               ===========

(3A) Effective September 26, 2002, Emerging Markets Portfolio Sub-Account merged with Morgan Stanley Select Dimensions Money Market Portfolio Sub-Account.
(3B) Effective September 26, 2002, North American Government Securities Portfolio Sub-Account merged with Morgan Stanley Select Dimensions Money Market Portfolio Sub-Account.
(4) Effective April 30, 2002, Van Kampen Strategic Stock Portfolio Sub-Account merged with Van Kampen LIT Growth and Income Portfolio Sub-Account.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           AMERICAN FUNDS                  AMERICAN FUNDS
                               GLOBAL      AMERICAN FUNDS  GROWTH-INCOME
                            GROWTH FUND     GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (34,431)    $  (239,534)    $    40,085
  Capital gains income...       461,177       6,014,165       2,148,514
  Net realized gain
   (loss) on security
   transactions..........       (14,649)        (30,979)        (13,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,090,535)     (8,984,087)     (1,639,568)
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (678,438)     (3,240,435)        535,146
                            -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     3,942,092      21,743,317      23,006,080
  Net transfers..........     4,252,085      25,338,327      30,157,262
  Surrenders for benefit
   payments and fees.....      (222,446)       (927,765)       (712,284)
  Net annuity
   transactions..........       --              --              --
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     7,971,731      46,153,879      52,451,058
                            -----------     -----------     -----------
  Net increase (decrease)
   in net assets.........     7,293,293      42,913,444      52,986,204
NET ASSETS:
  Beginning of period....     1,627,990       7,694,213       4,689,164
                            -----------     -----------     -----------
  End of period..........   $ 8,921,283     $50,607,657     $57,675,368
                            ===========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           AMERICAN FUNDS    AMERICAN FUNDS                         FRANKLIN         FRANKLIN
                           INTERNATIONAL      GLOBAL SMALL      FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES
                                FUND       CAPITALIZATION FUND     CAP FUND     SECURITIES FUND   SECURITIES FUND
                            SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -------------------  --------------  ----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   (32,519)       $   (8,447)       $   (53,157)      $  249,928       $   (18,751)
  Capital gains income...     1,579,034            99,676            --              --                 207,129
  Net realized gain
   (loss) on security
   transactions..........        (2,277)           (1,569)            (6,547)             280            (6,154)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (2,796,502)         (200,565)          (142,794)        (173,422)          (63,529)
                            -----------        ----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,252,264)         (110,905)          (202,498)          76,786           118,695
                            -----------        ----------        -----------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     4,547,080           801,991          2,739,049        2,480,605         6,587,907
  Net transfers..........     4,359,420         1,103,187          6,323,613        3,775,420         9,051,492
  Surrenders for benefit
   payments and fees.....      (196,275)          (52,319)          (193,115)        (110,176)         (218,883)
  Net annuity
   transactions..........       --               --                  --              --                --
                            -----------        ----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,710,225         1,852,859          8,869,547        6,145,849        15,420,516
                            -----------        ----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets.........     7,457,961         1,741,954          8,667,049        6,222,635        15,539,211
NET ASSETS:
  Beginning of period....     2,123,798           796,176          1,525,847          522,591           524,739
                            -----------        ----------        -----------       ----------       -----------
  End of period..........   $ 9,581,759        $2,538,130        $10,192,896       $6,745,226       $16,063,950
                            ===========        ==========        ===========       ==========       ===========

                               TEMPLETON
                           DEVELOPING MARKETS
                            SECURITIES FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (378)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (15,068)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (27,147)
                                --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (42,593)
                                --------
UNIT TRANSACTIONS:
  Purchases..............        236,721
  Net transfers..........        210,620
  Surrenders for benefit
   payments and fees.....        (29,953)
  Net annuity
   transactions..........       --
                                --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        417,388
                                --------
  Net increase (decrease)
   in net assets.........        374,795
NET ASSETS:
  Beginning of period....        115,581
                                --------
  End of period..........       $490,376
                                ========

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001


                                              MFS CAPITAL
                           TEMPLETON GROWTH  OPPORTUNITIES  MFS EMERGING
                           SECURITIES FUND      SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    7,856      $   (66,726)   $   (63,635)
  Capital gains income...        301,544          267,947        227,098
  Net realized gain
   (loss) on security
   transactions..........         (7,937)         (59,272)        (7,236)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (313,388)      (1,321,057)    (1,612,093)
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (11,925)      (1,179,108)    (1,455,866)
                              ----------      -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      1,085,212        3,155,371      2,457,383
  Net transfers..........      2,237,831        4,004,355      2,895,172
  Surrenders for benefit
   payments and fees.....        (27,090)        (367,436)      (106,830)
  Net annuity
   transactions..........       --                --             --
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,295,953        6,792,290      5,245,725
                              ----------      -----------    -----------
  Net increase (decrease)
   in net assets.........      3,284,028        5,613,182      3,789,859
NET ASSETS:
  Beginning of period....        616,992        1,833,183      3,036,492
                              ----------      -----------    -----------
  End of period..........     $3,901,020      $ 7,446,365    $ 6,826,351
                              ==========      ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                               UNIVERSAL                 UNIVERSAL
                                                                             INSTITUTIONAL             INSTITUTIONAL
                           MFS INVESTORS                                   FUNDS, INC. ACTIVE      FUNDS, INC. CORE PLUS
                           GROWTH STOCK   MFS INVESTORS    MFS TOTAL    INTERNATIONAL ALLOCATION        FIXED INCOME
                              SERIES      TRUST SERIES   RETURN SERIES         PORTFOLIO               PORTFOLIO (1)
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                           -------------  -------------  -------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (33,262)    $  (38,998)    $   (65,882)         $   12,511               $ 1,429,287
  Capital gains income...       14,892         69,871         132,158               8,567                   669,777
  Net realized gain
   (loss) on security
   transactions..........      (60,985)       (17,633)         (5,749)            (28,401)                   26,903
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (510,563)      (566,704)        125,124            (741,803)                 (817,486)
                            ----------     ----------     -----------          ----------               -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (589,918)      (553,464)        185,651            (749,126)                1,308,481
                            ----------     ----------     -----------          ----------               -----------
UNIT TRANSACTIONS:
  Purchases..............    1,663,618      1,926,701      11,147,220           1,704,615                 5,399,412
  Net transfers..........    1,884,577      3,232,268      15,489,697              80,417                33,264,025
  Surrenders for benefit
   payments and fees.....      (69,476)      (149,216)       (329,603)           (215,304)               (1,713,530)
  Net annuity
   transactions..........      --             --              --               --                        --
                            ----------     ----------     -----------          ----------               -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    3,478,719      5,009,753      26,307,314           1,569,728                36,949,907
                            ----------     ----------     -----------          ----------               -----------
  Net increase (decrease)
   in net assets.........    2,888,801      4,456,289      26,492,965             820,602                38,258,388
NET ASSETS:
  Beginning of period....    1,117,504      1,233,387       1,038,574           2,903,982                 5,186,984
                            ----------     ----------     -----------          ----------               -----------
  End of period..........   $4,006,305     $5,689,676     $27,531,539          $3,724,584               $43,445,372
                            ==========     ==========     ===========          ==========               ===========

                                  UNIVERSAL
                                INSTITUTIONAL
                            FUNDS, INC. EMERGING
                                MARKETS DEBT
                                  PORTFOLIO
                                 SUB-ACCOUNT
                           -----------------------
OPERATIONS:
  Net investment income
   (loss)................        $  277,724
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........            (9,739)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            22,988
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           290,973
                                 ----------
UNIT TRANSACTIONS:
  Purchases..............           469,563
  Net transfers..........          (701,944)
  Surrenders for benefit
   payments and fees.....          (209,565)
  Net annuity
   transactions..........         --
                                 ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (441,946)
                                 ----------
  Net increase (decrease)
   in net assets.........          (150,973)
NET ASSETS:
  Beginning of period....         3,864,862
                                 ----------
  End of period..........        $3,713,889
                                 ==========

(1) Formerly Universal Fixed Income Portfolio Sub-Account, respectively. Change effective May 1, 2002.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                  UNIVERSAL
                                INSTITUTIONAL               UNIVERSAL               UNIVERSAL
                            FUNDS, INC. EMERGING          INSTITUTIONAL           INSTITUTIONAL
                               MARKETS EQUITY        FUNDS, INC. TECHNOLOGY     FUNDS, INC. HIGH
                                  PORTFOLIO                 PORTFOLIO            YIELD PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                           -----------------------  -------------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................        $   (97,185)              $  (28,125)             $ 1,937,758
  Capital gains income...         --                       --                        --
  Net realized gain
   (loss) on security
   transactions..........           (783,341)                 (27,547)                (487,074)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................            (89,397)                (639,963)              (2,927,134)
                                 -----------               ----------              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (969,923)                (695,635)              (1,476,450)
                                 -----------               ----------              -----------
UNIT TRANSACTIONS:
  Purchases..............            538,680                1,682,949                2,837,972
  Net transfers..........           (437,600)               2,913,180                 (349,631)
  Surrenders for benefit
   payments and fees.....           (699,037)                (118,154)              (1,794,578)
  Net annuity
   transactions..........         --                       --                        --
                                 -----------               ----------              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           (597,957)               4,477,975                  693,763
                                 -----------               ----------              -----------
  Net increase (decrease)
   in net assets.........         (1,567,880)               3,782,340                 (782,687)
NET ASSETS:
  Beginning of period....          7,922,649                  428,121               20,386,202
                                 -----------               ----------              -----------
  End of period..........        $ 6,354,769               $4,210,461              $19,603,515
                                 ===========               ==========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                    MORGAN STANLEY                        MORGAN STANLEY
                                 UNIVERSAL         SELECT DIMENSIONS   MORGAN STANLEY    SELECT DIMENSIONS   MORGAN STANLEY
                               INSTITUTIONAL           AMERICAN       SELECT DIMENSIONS       CAPITAL       SELECT DIMENSIONS
                            FUNDS, INC. MID-CAP      OPPORTUNITIES     BALANCED GROWTH     OPPORTUNITIES    DEVELOPING GROWTH
                              VALUE PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------------  -----------------  -----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................       $  (419,652)         $  (5,414,689)     $  1,812,791       $   (849,498)      $   (154,361)
  Capital gains income...         --                   137,905,532          --                 --               15,770,710
  Net realized gain
   (loss) on security
   transactions..........          (390,455)           (23,605,999)         (225,811)       (17,522,679)        (4,931,052)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (593,651)          (332,204,581)       (1,818,733)       (18,244,838)       (44,038,920)
                                -----------          -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,403,758)          (223,319,737)         (231,753)       (36,617,015)       (33,353,623)
                                -----------          -------------      ------------       ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............         4,324,731             13,605,457         3,210,829          4,039,653          1,628,225
  Net transfers..........        12,777,419            (54,296,414)        7,794,189         (2,495,881)        (9,328,394)
  Surrenders for benefit
   payments and fees.....        (2,659,937)           (43,354,527)       (9,785,742)        (5,080,138)        (5,993,097)
  Net annuity
   transactions..........            18,604                145,409)          (84,798)            24,042            (11,798)
                                -----------          -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        14,460,817            (84,190,893)        1,134,478         (3,512,324)       (13,705,064)
                                -----------          -------------      ------------       ------------       ------------
  Net increase (decrease)
   in net assets.........        13,057,059           (307,510,630)          902,725        (40,129,339)       (47,058,687)
NET ASSETS:
  Beginning of period....        29,488,850            752,067,918       106,586,197         96,401,486        126,516,379
                                -----------          -------------      ------------       ------------       ------------
  End of period..........       $42,545,909          $ 444,557,288      $107,488,922       $ 56,272,147       $ 79,457,692
                                ===========          =============      ============       ============       ============


                             MORGAN STANLEY
                           SELECT DIMENSIONS
                           DIVERSIFIED INCOME
                               PORTFOLIO
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 3,371,443
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........      (1,718,634)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,919,641)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (3,266,832)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,310,659
  Net transfers..........      (1,534,748)
  Surrenders for benefit
   payments and fees.....      (4,756,369)
  Net annuity
   transactions..........          12,408
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (4,968,050)
                              -----------
  Net increase (decrease)
   in net assets.........      (8,234,882)
NET ASSETS:
  Beginning of period....      63,103,573
                              -----------
  End of period..........     $54,868,691
                              ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            MORGAN STANLEY     MORGAN STANLEY
                           SELECT DIMENSIONS  SELECT DIMENSIONS
                            DIVIDEND GROWTH     GLOBAL EQUITY
                               PORTFOLIO          PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  2,672,549       $   (689,945)
  Capital gains income...        --               12,519,293
  Net realized gain
   (loss) on security
   transactions..........       3,706,129         (3,341,748)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (43,330,611)       (35,450,857)
                             ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (36,951,933)       (26,963,257)
                             ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............      10,269,942          2,313,060
  Net transfers..........      (1,644,545)        (9,709,236)
  Surrenders for benefit
   payments and fees.....     (43,250,059)        (8,812,398)
  Net annuity
   transactions..........         127,615)           (84,397)
                             ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (34,752,277)       (16,292,971)
                             ------------       ------------
  Net increase (decrease)
   in net assets.........     (71,704,210)       (43,256,228)
NET ASSETS:
  Beginning of period....     554,446,848        151,040,328
                             ------------       ------------
  End of period..........    $482,742,638       $107,784,100
                             ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                               MORGAN STANLEY     MORGAN STANLEY     MORGAN STANLEY    VAN KAMPEN LIFE
                            MORGAN STANLEY    SELECT DIMENSIONS  SELECT DIMENSIONS  SELECT DIMENSIONS  INVESTMENT TRUST
                           SELECT DIMENSIONS    MONEY MARKET         UTILITIES         VALUE-ADDED        ENTERPRISE
                           GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO      MARKET PORTFOLIO      PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,080,020)      $  3,519,997       $  1,301,191       $   (534,668)      $   (350,567)
  Capital gains income...       5,233,754           --                3,011,214          8,477,338          2,350,678
  Net realized gain
   (loss) on security
   transactions..........      (7,313,337)          --               (7,905,375)          (202,146)        (3,187,485)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (14,662,893)          --              (43,001,609)       (13,139,504)        (7,819,707)
                             ------------       ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (17,822,496)         3,519,997        (46,594,579)        (5,398,980)        (9,007,081)
                             ------------       ------------       ------------       ------------       ------------
UNIT TRANSACTIONS:
  Purchases..............       1,588,844         17,752,209          4,404,259          3,611,956          2,419,104
  Net transfers..........     (10,955,444)        80,002,690        (10,453,487)         8,102,613         (2,871,268)
  Surrenders for benefit
   payments and fees.....      (7,266,265)       (32,383,587)       (11,895,265)       (12,747,202)        (3,138,681)
  Net annuity
   transactions..........          20,089            (74,754)            35,547            (51,802)            (1,437)
                             ------------       ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (16,612,776)        65,296,558        (17,908,946)        (1,084,435)        (3,592,282)
                             ------------       ------------       ------------       ------------       ------------
  Net increase (decrease)
   in net assets.........     (34,435,272)        68,816,555        (64,503,525)        (6,483,415)       (12,599,363)
NET ASSETS:
  Beginning of period....     108,160,174        106,258,690        183,552,931        162,726,789         40,824,026
                             ------------       ------------       ------------       ------------       ------------
  End of period..........    $ 73,724,902       $175,075,245       $119,049,406       $156,243,374       $ 28,224,663
                             ============       ============       ============       ============       ============

                           VAN KAMPEN LIFE
                           INVESTMENT TRUST
                              GROWTH AND
                           INCOME PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    85,277
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         11,723
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (91,590)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          5,410
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      1,067,888
  Net transfers..........      4,458,067
  Surrenders for benefit
   payments and fees.....     (1,282,312)
  Net annuity
   transactions..........         (3,699)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      4,239,944
                             -----------
  Net increase (decrease)
   in net assets.........      4,245,354
NET ASSETS:
  Beginning of period....     13,478,819
                             -----------
  End of period..........    $17,724,173
                             ===========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Three ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds ("the Funds") as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-50 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                            PURCHASES      PROCEEDS
 FUND                                        AT COST      FROM SALES
 ----                                      ------------  ------------
 American Funds Global Growth Fund.......  $ 10,570,081  $  1,641,502
 American Funds Growth Fund..............    71,131,487     8,209,622
 American Funds Growth-Income Fund.......    92,961,776     7,479,252
 American Funds International Fund.......    10,862,552     2,189,004
 American Funds Small Capitalization
  Fund...................................     3,681,613       695,693
 Franklin Small Cap Fund.................    10,781,333     1,888,385
 Franklin Strategic Income Fund..........    10,092,563     1,156,710
 Franklin Mutual Shares Securities
  Fund...................................    38,113,630     3,928,395
 Templeton Developing Securities Fund....     3,382,419     1,207,360
 Templeton Growth Securities Fund........     8,339,500     1,759,598
 MFS Capital Opportunities Series........     3,250,317     2,412,482
 MFS Emerging Growth Series..............     2,914,006     1,817,173
 MFS Investors Growth Stock Series.......     2,302,744     1,247,003
 MFS Investors Trust Series..............     5,232,847     1,732,579
 MFS Total Return Series.................    56,455,950     4,149,817
 Universal Institutional Funds, Inc.
  Active International Allocation
  Portfolio..............................     2,984,677     1,467,353
 Universal Institutional Funds, Inc. Core
  Plus Fixed Income Portfolio............    73,922,437    11,063,312
 Universal Institutional Funds, Inc.
  Emerging Markets Debt Portfolio........     2,504,068     1,326,453
 Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio......     2,985,740     2,681,228
 Universal Institutional Funds, Inc.
  Technology Portfolio...................     2,399,524     1,724,244
 Universal Institutional Funds, Inc. High
  Yield Portfolio........................     6,211,656     4,292,961
 Universal Institutional Funds, Inc.
  Mid-Cap Value Portfolio................    13,030,474     9,056,880
 Morgan Stanley Select Dimensions
  American Opportunities Portfolio.......    15,115,181    95,027,849
 Morgan Stanley Select Dimensions
  Balanced Growth Portfolio..............    10,927,884    20,921,682
 Morgan Stanley Select Dimensions Capital
  Opportunities Portfolio................     4,736,326    12,146,910
 Morgan Stanley Select Dimensions
  Developing Growth Portfolio............     2,037,373    17,092,629
 Morgan Stanley Select Dimensions
  Diversified Income Portfolio...........    17,672,586    11,037,126
 Morgan Stanley Select Dimensions
  Dividend Growth Portfolio..............    25,874,743    89,729,045
 Morgan Stanley Select Dimensions Global
  Equity Portfolio.......................     2,507,952    22,821,681
 Morgan Stanley Select Dimensions Growth
  Portfolio..............................     2,503,931    18,299,437
 Morgan Stanley Select Dimensions Money
  Market Portfolio.......................    86,490,765   102,655,454
 Morgan Stanley Select Dimensions
  Utilities Portfolio....................     7,038,515    29,281,769
 Morgan Stanley Select Dimensions
  Value-Added Market portfolio...........    17,472,367    29,107,033
 Van Kampen Life Investment Trust
  Enterprise Portfolio...................     2,487,731     6,692,026
 Van Kampen Life Investment Trust Growth
  and Income Portfolio...................    11,338,193     4,551,432
                                           ------------  ------------
                                           $640,314,941  $532,491,079
                                           ============  ============

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                        UNITS        UNITS     NET INCREASE
FUND                                   ISSUED      REDEEMED     (DECREASE)
----                                 -----------  -----------  ------------
American Funds Global Growth Fund      1,811,799      290,235    1,521,564
American Funds Growth Fund            12,738,224    2,478,814   10,259,410
American Funds Growth-Income Fund     11,392,001    2,087,886    9,304,115
American Funds International Fund      1,895,605      450,163    1,445,442
American Funds Small Capitalization
 Fund                                    564,668      103,161      461,507
Franklin Small Cap Fund                1,998,901      426,294    1,572,607
Franklin Strategic Income Fund         1,036,896      165,363      871,533
Franklin Mutual Shares Securities
 Fund                                  3,885,750      688,532    3,197,218
Templeton Developing Securities
 Fund                                    465,120      174,729      290,391
Templeton Growth Securities Fund         931,821      215,746      716,075
MFS Capital Opportunities Series         630,526      473,520      157,006
MFS Emerging Growth Series               747,769      449,477      298,292
MFS Investors Growth Stock Series        421,840      237,171      184,669
MFS Investors Trust Series               779,369      291,886      487,483
MFS Total Return Series                5,912,193      985,515    4,926,678
Universal Institutional
 Funds, Inc. Active International
 Allocation Portfolio                    437,875      217,906      219,969
Universal Institutional
 Funds, Inc. Core Plus Fixed Income
 Portfolio                             7,296,933    1,744,792    5,552,141
Universal Institutional
 Funds, Inc. Emerging Markets Debt
 Portfolio                               216,580      138,578       78,002
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Portfolio                        425,481      388,054       37,427
Universal Institutional
 Funds, Inc. Technology Portfolio      1,152,432      936,812      215,620
Universal Institutional
 Funds, Inc. High Yield Portfolio        614,197      558,318       55,879
Universal Institutional
 Funds, Inc. Mid-Cap Value
 Portfolio                             1,768,539    1,245,174      523,365
Morgan Stanley Select Dimensions
 American Opportunities Portfolio      4,347,556    5,495,378   (1,147,822)
Morgan Stanley Select Dimensions
 Balanced Growth Portfolio             1,527,614    1,479,107       48,507
Morgan Stanley Select Dimensions
 Capital Opportunities Portfolio       1,829,198    2,710,165     (880,967)
Morgan Stanley Select Dimensions
 Developing Growth Portfolio             771,944    1,111,611     (339,667)
Morgan Stanley Select Dimensions
 Diversified Income Portfolio          2,119,265    1,345,836      773,429
Morgan Stanley Select Dimensions
 Dividend Growth Portfolio             4,655,124    5,263,741     (608,617)
Morgan Stanley Select Dimensions
 Global Equity Portfolio               1,155,710    1,906,570     (750,860)
Morgan Stanley Select Dimensions
 Growth Portfolio                        595,157    1,398,704     (803,547)
Morgan Stanley Select Dimensions
 Money Market Portfolio               11,952,727   13,171,757   (1,219,030)
Morgan Stanley Select Dimensions
 Utilities Portfolio                   1,243,239    2,177,743     (934,504)
Morgan Stanley Select Dimensions
 Value-Added Market portfolio          2,782,042    2,060,518      721,524
Van Kampen Life Investment Trust
 Enterprise Portfolio                    567,644    1,030,887     (463,243)
Van Kampen Life Investment Trust
 Growth and Income Portfolio           1,293,653      569,999      723,654

_____________________________________ SA-52 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL GROWTH FUND
2002  Lowest contract charges        18,849  $ 0.832247   $       15,687    0.93%     --           (16.78)%
      Highest contract charges       85,435    5.594295          477,950    0.90%     --             1.05%
      Remaining contract
      charges                     2,698,345      --           15,672,452    --        --           --
2001  Lowest contract charges       109,993    9.460575        1,040,593    0.91%       0.66%      (12.58)%
      Highest contract charges      197,466    6.685952        1,320,245    1.64%       0.53%      (20.30)%
      Remaining contract
      charges                       973,608      --            6,560,445    --        --           --
AMERICAN FUNDS GROWTH FUND
2002  Lowest contract charges       137,970    0.745063          102,796    0.95%       0.09%      (25.49)%
      Highest contract charges      317,376    5.339327        1,694,573    0.90%       0.08%       (0.02)%
      Remaining contract
      charges                    16,487,696      --           92,121,776    --        --           --
2001  Lowest contract charges       676,086   10.407808        7,036,569    0.91%       0.29%      (14.92)%
      Highest contract charges      995,095    7.210458        7,175,089    1.65%       0.29%      (24.27)%
      Remaining contract
      charges                     5,012,451      --           36,395,999    --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
2002  Lowest contract charges       148,384    0.789623          117,167    0.95%       2.84%      (21.04)%
      Highest contract charges      298,403    8.411031        2,509,879    0.90%       2.54%       (3.48)%
      Remaining contract
      charges                    14,351,246      --          121,056,490    --        --           --
2001  Lowest contract charges       926,926   10.325741        9,571,196    0.90%       0.90%       (3.43)%
      Highest contract charges      773,686   10.508474        8,130,264    1.64%       1.10%       (3.20)%
      Remaining contract
      charges                     3,793,306      --           39,973,908    --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
2002  Lowest contract charges       263,374    7.475572        1,968,869    1.40%       1.70%      (16.03)%
      Highest contract charges       53,685    5.140169          275,950    0.90%       2.26%       (2.92)%
      Remaining contract
      charges                     2,641,271      --           13,696,250    --        --           --
2001  Lowest contract charges        80,272    8.902426          714,615    0.90%       0.32%      (16.49)%
      Highest contract charges      247,356    6.157966        1,523,207    1.66%       0.74%      (24.02)%
      Remaining contract
      charges                     1,185,261      --            7,343,937    --        --           --
AMERICAN FUNDS SMALL CAPITALIZATION FUND
2002  Lowest contract charges        68,860    7.782819          535,926    1.40%       0.70%      (20.18)%
      Highest contract charges       12,731    5.596339           71,246    0.91%     --            (5.33)%
      Remaining contract
      charges                       729,301      --            4,110,294    --        --           --
2001  Lowest contract charges        23,884    9.750312          232,872    0.89%       0.64%       (8.93)%
      Highest contract charges       55,629    7.053114          392,358    1.62%       0.32%      (18.01)%
      Remaining contract
      charges                       269,874      --            1,912,900    --        --           --
FRANKLIN SMALL CAP FUND
2002  Lowest contract charges        13,217    0.717070            9,478    0.96%       0.35%      (28.29)%
      Highest contract charges       61,901    4.677277          289,529    0.90%     --            (1.39)%
      Remaining contract
      charges                     2,878,461      --           14,793,421    --        --           --
2001  Lowest contract charges       164,036   11.700482        1,919,301    0.89%       0.07%       (7.17)%
      Highest contract charges      189,123    6.691001        1,265,419    1.63%       0.26%      (21.16)%
      Remaining contract
      charges                     1,027,813      --            7,008,176    --        --           --

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2002  Lowest contract charges       180,195  $11.263607   $    2,029,641    1.39%       0.05%        3.66%
      Highest contract charges       46,024   10.721323          493,437    0.90%     --             7.93%
      Remaining contract
      charges                     1,289,738      --           13,918,721    --        --           --
2001  Lowest contract charges        46,406   10.866369          504,265    0.91%       7.96%        1.08%
      Highest contract charges       83,375   10.405101          867,521    1.63%      13.29%       (0.96)%
      Remaining contract
      charges                       514,642      --            5,373,440    --        --           --
FRANKLIN MUTUAL SHARES SECURITIES FUND
2002  Lowest contract charges        57,085    0.854437           48,775    0.94%     --           (14.56)%
      Highest contract charges       85,643    9.858614          844,317    0.90%     --            (2.86)%
      Remaining contract
      charges                     4,456,427      --           44,275,903    --        --           --
2001  Lowest contract charges       315,610   11.547491        3,644,503    0.90%       0.99%       (1.70)%
      Highest contract charges      246,713   11.404650        2,813,678    1.64%       1.00%        0.10%
      Remaining contract
      charges                       839,615      --            9,605,769    --        --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2002  Lowest contract charges        65,290    6.913177          451,363    1.39%       2.32%       (1.35)%
      Highest contract charges        1,403    7.263821           10,189    0.86%     --            (0.71)%
      Remaining contract
      charges                       290,383      --            2,112,216    --        --           --
2001  Lowest contract charges         9,029    7.008039           63,275    0.91%     --            (5.70)%
      Highest contract charges       14,256    7.407614          105,606    1.67%       1.90%      (16.77)%
      Remaining contract
      charges                        43,400      --              321,495    --        --           --
TEMPLETON GROWTH SECURITIES FUND
2002  Lowest contract charges       163,728    8.311222        1,360,778    1.40%       2.36%      (19.62)%
      Highest contract charges       39,522    7.899306          312,195    0.91%     --            (8.87)%
      Remaining contract
      charges                       902,660      --            7,173,601    --        --           --
2001  Lowest contract charges        74,680   10.340363          772,223    0.90%       1.55%       (2.87)%
      Highest contract charges       66,029    9.886814          652,816    1.63%       1.42%       (3.68)%
      Remaining contract
      charges                       249,126      --            2,475,981    --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
2002  Lowest contract charges        11,669    0.704576            8,222    0.96%     --           (29.54)%
      Highest contract charges       13,993    4.506101           63,056    0.91%     --            (4.04)%
      Remaining contract
      charges                     1,224,036      --            5,672,611    --        --           --
2001  Lowest contract charges       123,094    8.758679        1,078,138    0.92%     --           (19.51)%
      Highest contract charges      263,714    6.538357        1,724,255    1.65%     --           (30.71)%
      Remaining contract
      charges                       705,882      --            4,643,972    --        --           --
MFS EMERGING GROWTH SERIES
2002  Lowest contract charges        11,368    0.692952            7,878    0.96%     --           (30.71)%
      Highest contract charges       16,281    3.465490           56,421    0.90%     --            (5.14)%
      Remaining contract
      charges                     1,519,446      --            5,416,505    --        --           --
2001  Lowest contract charges        52,345    8.018392          419,723    0.91%     --           (18.33)%
      Highest contract charges      297,534    5.337510        1,588,092    1.64%     --           (31.18)%
      Remaining contract
      charges                       898,922      --            4,818,536    --        --           --
MFS INVESTORS GROWTH STOCK SERIES
2002  Lowest contract charges        73,111    5.943046          434,503    1.40%     --           (28.54)%
      Highest contract charges       12,484    4.721818           58,946    0.91%     --            (5.97)%
      Remaining contract
      charges                       682,697      --            3,255,502    --        --           --
2001  Lowest contract charges        68,237    8.316955          567,527    0.91%     --           (14.27)%
      Highest contract charges       76,239    6.647555          506,803    1.67%       0.06%      (26.78)%
      Remaining contract
      charges                       439,148      --            2,931,975    --        --           --

_____________________________________ SA-54 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
MFS INVESTORS TRUST SERIES
2002  Lowest contract charges        85,908  $ 6.336303   $      544,340    1.40%       0.62%      (22.06)%
      Highest contract charges        8,913    6.301877           56,172    0.92%     --            (3.92)%
      Remaining contract
      charges                     1,090,525      --            6,914,722    --        --           --
2001  Lowest contract charges        59,473    8.130073          483,519    0.91%     --           (11.48)%
      Highest contract charges       80,011    8.134396          650,842    1.66%       0.27%      (16.66)%
      Remaining contract
      charges                       558,379      --            4,555,315    --        --           --
MFS TOTAL RETURN SERIES
2002  Lowest contract charges        53,636    0.914052           49,026    0.94%     --            (8.60)%
      Highest contract charges      111,922   10.191712        1,140,679    0.90%     --             0.13%
      Remaining contract
      charges                     7,267,368      --           74,490,608    --        --           --
2001  Lowest contract charges       458,834   10.970528        5,033,647    0.90%     --            (2.04)%
      Highest contract charges      471,737   10.964006        5,172,132    1.64%       0.66%       (1.04)%
      Remaining contract
      charges                     1,575,675      --           17,325,760    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO
2002  Lowest contract charges       247,421    6.376997        1,577,802    1.40%       2.21%      (18.93)%
      Highest contract charges        3,163    6.291405           19,899    0.90%       3.85%       (9.07)%
      Remaining contract
      charges                       451,338      --            2,786,164    --        --           --
2001  Lowest contract charges       177,932    7.866014        1,399,615    1.38%       1.36%      (21.01)%
      Highest contract charges       24,624    7.806911          192,234    1.66%       2.30%      (20.01)%
      Remaining contract
      charges                       279,397      --            2,132,735    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO
2002  Lowest contract charges       678,621    1.062849          721,272    0.95%      11.51%        6.29%
      Highest contract charges       82,483   12.409220        1,023,545    0.89%      10.04%        2.60%
      Remaining contract
      charges                     8,483,978      --          105,237,543    --        --           --
2001  Lowest contract charges     1,589,998   11.885531       22,107,065    1.37%       6.77%        7.80%
      Highest contract charges      256,447   11.795226        3,024,850    1.64%      10.10%        5.86%
      Remaining contract
      charges                     1,576,501      --           18,313,457    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS DEBT PORTFOLIO
2002  Lowest contract charges         2,144    1.021279            2,190    0.97%      28.37%        2.13%
      Highest contract charges        2,284   13.541581           30,929    0.88%      23.48%       13.28%
      Remaining contract
      charges                       423,433      --            4,890,797    --        --           --
2001  Lowest contract charges       231,531   10.273568        2,378,649    1.38%       8.88%        8.57%
      Highest contract charges        5,129   12.648127           64,877    1.62%      28.52%        5.34%
      Remaining contract
      charges                       113,197      --            1,270,363    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO
2002  Lowest contract charges         2,030    0.803939            1,632    0.94%     --           (19.61)%
      Highest contract charges          285    7.066470            2,012    0.89%     --            (5.16)%
      Remaining contract
      charges                       842,556      --            5,875,156    --        --           --
2001  Lowest contract charges       534,972    7.973825        4,265,770    1.39%     --            (7.79)%
      Highest contract charges       35,583    7.913133          281,573    1.65%     --           (18.02)%
      Remaining contract
      charges                       236,888      --            1,807,426    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO
2002  Lowest contract charges       136,583    1.724465          235,533    1.40%     --           (49.68)%
      Highest contract charges       23,477    1.706889           40,072    0.89%     --            (4.78)%
      Remaining contract
      charges                     1,286,382      --            2,205,275    --        --           --
2001  Lowest contract charges        86,657    3.426897          296,964    0.88%     --           (26.91)%
      Highest contract charges      246,581    3.412337          841,419    1.64%     --           (53.63)%
      Remaining contract
      charges                       897,586      --            3,072,078    --        --           --

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO
2002  Lowest contract charges     1,291,815  $ 8.015207   $   10,354,168    1.40%       8.83%       (8.56)%
      Highest contract charges        8,747    7.896291           69,067    0.91%      23.66%        4.61%
      Remaining contract
      charges                     1,005,512      --            7,883,968    --        --           --
2001  Lowest contract charges     1,528,797    8.765503       13,400,679    1.38%       9.17%       (5.80)%
      Highest contract charges       57,597    8.687139          500,353    1.66%      18.54%      (12.67)%
      Remaining contract
      charges                       663,801      --            5,702,483    --        --           --
UNIVERSAL INSTITUTIONAL FUNDS, INC. MID-CAP VALUE PORTFOLIO
2002  Lowest contract charges       143,550    0.705987          101,345    0.93%     --           (29.40)%
      Highest contract charges       45,716    9.673440          442,235    0.88%     --            (4.12)%
      Remaining contract
      charges                     3,809,819      --           32,797,555    --        --           --
2001  Lowest contract charges     2,193,446   12.492717       27,402,098    1.38%       0.12%       (4.50)%
      Highest contract charges      186,082   13.710758        2,551,329    1.64%       0.09%       (5.85)%
      Remaining contract
      charges                     1,096,191      --           12,592,482    --        --           --
MORGAN STANLEY SELECT DIMENSIONS AMERICAN OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges     1,533,557    0.773166        1,185,694    0.96%       0.35%      (22.68)%
      Highest contract charges      133,222    5.023876          669,289    0.90%     --            (6.39)%
      Remaining contract
      charges                    18,076,854      --          273,628,994    --        --           --
2001  Lowest contract charges    14,848,360   25.913246      384,769,205    1.39%       0.25%      (30.45)%
      Highest contract charges          411   11.134864            4,576    1.68%       0.35%      (26.28)%
      Remaining contract
      charges                     1,835,665      --           32,158,134    --        --           --
MORGAN STANLEY SELECT DIMENSIONS BALANCED GROWTH PORTFOLIO
2002  Lowest contract charges       525,300    0.859773          451,639    0.96%       2.98%      (14.02)%
      Highest contract charges       21,239    9.411947          199,897    0.90%       1.51%       (5.07)%
      Remaining contract
      charges                     5,489,271      --           82,236,119    --        --           --
2001  Lowest contract charges     4,904,120   19.082940       93,585,020    1.38%       2.90%       (0.20)%
      Highest contract charges       97,513   10.868951        1,059,860    1.65%       3.21%       (2.22)%
      Remaining contract
      charges                       985,669      --           12,844,042    --        --           --
MORGAN STANLEY SELECT DIMENSIONS CAPITAL OPPORTUNITIES PORTFOLIO
2002  Lowest contract charges        99,128    0.587529           58,241    0.95%     --           (41.25)%
      Highest contract charges       16,742    2.143832           35,891    0.91%     --            (7.84)%
      Remaining contract
      charges                     6,080,646      --           24,991,591    --        --           --
2001  Lowest contract charges     4,083,146   10.110585       41,282,996    1.39%     --           (37.28)%
      Highest contract charges      310,119    3.905754        1,211,247    1.64%     --           (43.25)%
      Remaining contract
      charges                     2,684,216      --           13,777,904    --        --           --
MORGAN STANLEY SELECT DIMENSIONS DEVELOPING GROWTH PORTFOLIO
2002  Lowest contract charges       420,551    0.742048          312,069    0.95%     --           (25.80)%
      Highest contract charges        4,803    4.447520           21,361    0.90%     --            (4.41)%
      Remaining contract
      charges                     3,205,802      --           43,529,224    --        --           --
2001  Lowest contract charges     3,280,587   21.906440       71,865,972    1.39%       1.08%      (26.53)%
      Highest contract charges       53,853    6.298723          339,207    1.63%       1.09%      (27.57)%
      Remaining contract
      charges                       636,383      --            7,252,513    --        --           --
MORGAN STANLEY SELECT DIMENSIONS DIVERSIFIED INCOME PORTFOLIO
2002  Lowest contract charges       185,498    1.086268          201,501    0.94%       4.57%        8.63%
      Highest contract charges       39,711    9.454279          375,436    0.90%       2.57%        4.86%
      Remaining contract
      charges                     5,752,963      --           63,028,853    --        --           --
2001  Lowest contract charges     4,391,315   10.819035       47,509,795    1.38%       6.83%       (5.40)%
      Highest contract charges       53,380    8.881650          474,102    1.65%       7.33%       (7.68)%
      Remaining contract
      charges                       760,047      --            6,884,794    --        --           --

_____________________________________ SA-56 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
MORGAN STANLEY SELECT DIMENSIONS DIVIDEND GROWTH PORTFOLIO
2002  Lowest contract charges     1,948,304  $ 0.772873   $    1,505,792    0.97%       2.29%      (22.71)%
      Highest contract charges       70,501    8.334566          587,597    0.90%       1.33%       (8.29)%
      Remaining contract
      charges                    19,205,064      --          328,317,572    --        --           --
2001  Lowest contract charges    18,308,841   23.859677      436,843,022    1.38%       1.76%       (6.76)%
      Highest contract charges          435   10.343380            4,501    1.68%       2.08%       (6.39)%
      Remaining contract
      charges                     3,523,211      --           45,895,115    --        --           --
MORGAN STANLEY SELECT DIMENSIONS GLOBAL EQUITY PORTFOLIO
2002  Lowest contract charges       682,734    0.792836          541,296    0.96%       0.03%      (20.72)%
      Highest contract charges        8,377    5.951340           49,855    0.90%     --            (5.08)%
      Remaining contract
      charges                     6,110,551      --           69,709,610    --        --           --
2001  Lowest contract charges     6,482,442   14.941594       96,858,011    1.39%       0.70%      (18.37)%
      Highest contract charges       38,569   10.377483          400,249    1.78%       0.72%      (18.70)%
      Remaining contract
      charges                     1,031,512      --           10,525,840    --        --           --
MORGAN STANLEY SELECT DIMENSIONS GROWTH PORTFOLIO
2002  Lowest contract charges       137,741    0.734475          101,167    0.96%     --           (26.55)%
      Highest contract charges       10,803    4.719743           50,988    0.91%     --            (5.52)%
      Remaining contract
      charges                     3,437,088      --           38,914,597    --        --           --
2001  Lowest contract charges     3,457,875   18.502265       63,978,517    1.39%     --           (16.41)%
      Highest contract charges       23,945   10.698636          256,179    1.78%     --           (16.74)%
      Remaining contract
      charges                       907,359      --            9,490,206    --        --           --
MORGAN STANLEY SELECT DIMENSIONS MONEY MARKET PORTFOLIO
2002  Lowest contract charges       144,622    0.999777          144,589    0.97%       0.89%       (0.02)%
      Highest contract charges       75,284   10.266963          772,934    0.89%       0.33%       (0.53)%
      Remaining contract
      charges                    14,032,676      --          171,839,288    --        --           --
2001  Lowest contract charges    10,194,730   12.972049      132,246,539    1.38%       3.60%        2.40%
      Highest contract charges      481,582   10.361149        4,989,745    1.65%       2.22%        1.38%
      Remaining contract
      charges                     3,407,726      --           37,838,961    --        --           --
MORGAN STANLEY SELECT DIMENSIONS UTILITIES PORTFOLIO
2002  Lowest contract charges       354,156    0.803557          284,584    0.96%       4.20%      (19.64)%
      Highest contract charges       12,295    5.228893           64,287    0.90%       2.28%       (0.12)%
      Remaining contract
      charges                     5,731,536      --           70,520,067    --        --           --
2001  Lowest contract charges     4,829,359   20.532656       99,159,572    1.39%       2.13%      (26.55)%
      Highest contract charges          191   11.236206            2,148    1.69%       2.47%      (27.37)%
      Remaining contract
      charges                     2,202,944      --           19,887,686    --        --           --
MORGAN STANLEY SELECT DIMENSIONS VALUE-ADDED MARKET PORTFOLIO
2002  Lowest contract charges       791,613    0.792734          627,539    0.97%       0.87%      (20.73)%
      Highest contract charges       79,930    8.671603          693,117    0.90%     --            (3.49)%
      Remaining contract
      charges                     7,040,135      --          116,551,333    --        --           --
2001  Lowest contract charges     5,948,455   23.458092      139,539,403    1.38%       0.91%       (3.20)%
      Highest contract charges          247   12.603338            3,118    1.67%       1.09%       (4.41)%
      Remaining contract
      charges                     1,241,455      --           16,700,853    --        --           --
VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO
2002  Lowest contract charges        19,241    0.728287           14,013    0.93%     --           (27.17)%
      Highest contract charges       10,202    4.255714           43,417    0.91%     --            (7.54)%
      Remaining contract
      charges                     2,939,779      --           16,178,105    --        --           --
2001  Lowest contract charges     2,232,828    8.731900       19,496,829    1.39%       0.21%      (21.53)%
      Highest contract charges          354    9.065067            3,211    1.68%       0.25%      (22.46)%
      Remaining contract
      charges                     1,199,285      --            8,724,623    --        --           --

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                   UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                 ----------  -----------  --------------  -------  ----------  -----------
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO
2002  Lowest contract charges        73,132  $ 0.810255   $       59,255    0.94%     --           (18.98)%
      Highest contract charges       33,519    9.708418          325,414    0.89%     --            (3.43)%
      Remaining contract
      charges                     2,249,826      --           21,168,977    --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-58 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of Hartford Life and Annuity Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of Hartford Life and Annuity Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                     THIS IS A COPY OF A PREVIOUSLY ISSUED
                        ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 4,928,629   $ 2,639,950
   Common and Preferred Stocks                             17,393        16,753
   Mortgage Loans                                         137,595       180,043
   Real Estate                                             25,312        24,614
   Policy Loans                                           266,756       250,220
   Cash and Short-Term Investments                        485,025       421,764
   Other Invested Assets                                   16,950        39,622
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     5,877,660     3,572,966
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       64,019        48,172
   Federal Income Taxes Recoverable                        33,035       157,532
   Deferred Tax Asset                                      29,910        54,720
   Other Assets                                           433,080        98,497
   Separate Account Assets                             35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 6,131,338   $ 4,346,336
   Liability for Deposit Type Contracts                    59,240        42,394
   Policy and Contract Claim Liabilities                   33,856        30,507
   Asset Valuation Reserve                                    270            --
   Payable to Affiliates                                   26,707        32,072
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,227,985)   (1,485,727)
   Other Liabilities                                      826,009       295,090
   Separate Account Liabilities                        35,919,868    41,945,545
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    41,769,303    45,206,217
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                1,221,883       986,883
   Unassigned Funds                                      (636,114)     (318,168)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       588,269       671,215
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,357,572   $45,877,432
 ------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2002         2001          2000
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $4,626,830   $12,741,782   $  772,847
   Considerations for Supplementary Contracts with
    Life Contingencies                                       123        33,695           31
   Annuity and Other Fund Deposits                            --            --    4,201,953
   Net Investment Income                                 241,414       188,799      107,937
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    197,594        78,607      121,671
   Reserve Adjustment on Reinsurance Ceded             3,403,682       600,569    1,287,942
   Fee Income                                            829,267       817,436      827,674
   Other Revenues                                         10,367         6,435        2,751
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    9,309,277    14,467,323    7,322,806
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                            215,874       174,288       57,001
   Disability and Other Benefits                          11,926        11,296        5,827
   Surrenders and Other Fund Withdrawals               4,743,944     4,142,327    3,567,723
   Commissions                                           583,605     1,222,698      490,630
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                       1,785,002     2,147,722       57,316
   Decrease in Liability for Premium and Other
    Deposit Funds                                             --            --     (403,594)
   General Insurance Expenses                            341,349       330,636      253,565
   Net Transfers to Separate Accounts                  2,298,625     2,613,765    3,218,126
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             (522,245)    4,591,861           --
   Other Expenses                                         22,715        78,503       26,782
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    9,480,795    15,313,096    7,273,376
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                        (171,518)     (845,773)      49,430
   Federal Income Tax (Benefit) Expense                   28,712      (196,458)      24,549
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS     (200,230)     (649,315)      24,881
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                (56,843)      (10,238)      (2,922)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $ (257,073)  $  (659,553)  $   21,959
 ------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                         2002        2001        2000
 --------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 --------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $    2,500   $   2,500   $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning of Year                                     986,883     226,043    226,043
   Capital Contribution                                  235,000     760,840         --
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    1,221,883     986,883    226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           (318,168)    310,720    294,333

   Net Income                                           (257,073)   (659,553)    21,959
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets            (4,421)    (22,085)    (4,653)
   Change in Net Deferred Income Tax                     191,399     209,019         --
   Change in Reserve Valuation Basis                          --     (11,721)     5,711
   Change in Asset Valuation Reserve                        (270)      2,743      2,192
   Change in Non-Admitted Assets                        (210,628)   (154,455)    (3,646)
   Change in Liability for Reinsurance in
    Unauthorized Companies                               (36,953)         (2)        --
   Cummulative Effect of Change in Accounting
    Principles                                                --       7,166         --
   Credit on Reinsurance Ceded                                --          --     (5,176)
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     (636,114)   (318,168)   310,720
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $  588,269   $ 671,215   $539,263
 --------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                            FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                             2002         2001         2000
------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $ 4,627,995  $12,732,469  $4,969,266
  Net Investment Income                       242,062      166,707     106,844
  Fee Income                                  829,267      817,436     827,674
  Commissions and Expense Allowances on
   Reinsurance Ceded                        3,601,276      679,177   1,403,553
  Other Income                                  5,771       36,949         179
                                          -----------  -----------  ----------
    Total Income                            9,306,371   14,432,738   7,307,516
                                          -----------  -----------  ----------
  Benefits Paid                             4,795,021    4,289,455   3,628,860
  Federal Income Tax (Recoveries)
   Payments                                  (108,177)     (58,363)     74,791
  Net Transfers to Separate Accounts        2,040,883    2,640,961   3,289,217
  MODCO Adjustment on Reinsurance
   Assumed                                   (522,245)   4,591,861          --
  Other Expenses                              967,922    1,637,963     789,601
                                          -----------  -----------  ----------
    Total Benefits and Expenses             7,173,404   13,101,877   7,782,469
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    2,132,967    1,330,861    (474,953)
------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND
   MATURED
  Bonds                                     1,623,364    1,286,296     731,046
  Common and Preferred Stocks                      35       14,354         979
  Mortgage Loans                               42,133       57,353      33,304
  Other                                       134,912       12,690       1,718
                                          -----------  -----------  ----------
    Total Investment Proceeds               1,800,444    1,370,693     767,047
                                          -----------  -----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     3,956,463    2,753,242     454,987
  Common and Preferred Stocks                     842       14,246         484
  Mortgage Loans                                  225      203,177       3,881
  Real Estate                                   1,292       25,000          --
  Other                                            --       40,467          --
                                          -----------  -----------  ----------
    Total Investments Acquired              3,958,822    3,036,132     459,352
                                          -----------  -----------  ----------
  Net Increase in Policy Loans                 16,536      169,425      21,366
------------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(2,174,914) $(1,834,864) $  286,329
------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        235,000      760,840          --
  Net other cash provided (used)             (129,792)      99,401     (13,429)
------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      105,208      860,241     (13,429)
------------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                      63,261      356,238    (202,053)
  Cash and Short-Term Investments,
   Beginning of Year                          421,764       65,526     267,579
------------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   485,025  $   421,764  $   65,526
------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 most of which were recorded as premiums and considerations in 2001.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2002              2001              2000
                                                                -----------------------------------------------
GAAP Net Income                                                 $   191,548       $   214,610       $   140,954
Deferral and amortization of policy acquisition costs,
 net                                                               (337,657)         (308,546)         (218,151)
Change in unearned revenue reserve                                   71,208            59,132            54,255
Deferred taxes                                                      (50,834)          180,625            27,039
Separate account expense allowance                                 (279,761)         (110,911)           71,092
Benefit reserve adjustment                                          155,196           (13,199)          (70,248)
Prepaid reinsurance premium                                          (8,564)           (6,944)           (3,007)
Ceding commission on reinsurance assumed                                 --          (670,507)               --
Other, net                                                            1,791            (3,813)           20,025
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (257,073)      $  (659,553)      $    21,959
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 2,242,347       $ 1,794,936       $   826,049
Deferred policy acquisition costs                                (3,289,010)       (3,033,841)       (2,105,975)
Unearned revenue reserve                                            297,759           229,194           150,220
Deferred taxes                                                      341,130           366,265           181,027
Separate account expense allowance                                1,243,867         1,521,026         1,469,122
Unrealized (gains) losses on investments                           (178,951)          (31,612)          (13,933)
Benefit reserve adjustment                                          300,515            24,334            16,574
Asset valuation reserve                                                (270)               --            (2,743)
Interest maintenance reserve                                        (25,702)          (25,448)               --
Prepaid reinsurance premium                                         (26,243)          (17,679)          (10,735)
Goodwill                                                           (170,100)         (173,704)               --
Statutory voluntary reserve                                              --                --            (6,286)
Reinsurance ceded                                                  (189,436)             (382)
Other, net                                                           42,363            18,126            35,943
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   588,269       $   671,215       $   539,263
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,548         0.0%
At book value, less current surrender charge of 5% or more             2,469,598         6.5%
At market value                                                       33,457,570        88.1%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          35,929,716        94.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,791,484         4.8%
Not subject to discretionary withdrawal:                                 241,487         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          37,962,687       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------
                                                  TOTAL, NET         $37,762,687         N/A
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized costand are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, any cost or consideration received at the inception of a contract is adjusted into the basis of the applicable asset or liability and amortized over the asset or liability life. Income is accounted for on an earned basis and recorded as derivative net investment income. Upon termination of the derivative, the gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in an income generation relationship record the initial premium as a deferred liability. The premium received on covered floor contracts are adjusted into the cost basis of the covered asset and amortized over the life of the covered asset. Income is accounted for on an earned basis and recorded as derivative net investment income. If the derivative and bond are sold, the derivative will recognize a loss on disposition for the current market value and the unamortized value of the original premium is offset against the bond capital gain or loss.

Derivatives not classified as hedging, income generation or replication, will receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded as capital gains and losses. Effective January 1, 2003, the changes in fair value will be recorded as unrealized gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $270 and $0 as of December 31, 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were $25,702 and $25,448, respectively. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $5,078, $1,965 and $(3,096), respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $4,823, $3,472 and $(495), respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the state of Connecticut Department of Insurance. Effective January 1, 2001, the state of Connecticut required that insurance companies domiciled in the state of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the state of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166. The adjustment to increase unassigned surplus is related to SSAP 10, INCOME TAXES.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $200,347       $148,038       $ 95,980
Interest income from policy loans                                    18,947         14,160          4,923
Interest and dividends from other investments                        18,478         19,289          8,568
Interest income from cash on hand and on deposit                      7,238          9,462             --
                                                                   --------------------------------------
Gross investment income                                             245,010        190,949        109,471
Less: investment expenses                                             3,596          2,150          1,534
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $241,414       $188,799       $107,937
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $117,032       $ 17,132       $  2,401
Gross unrealized capital losses                                     (32,336)       (17,210)        (3,319)
                                                                   --------------------------------------
Net unrealized capital gains (losses)                                84,696            (78)          (918)
Balance, beginning of year                                              (78)          (918)        (5,880)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 84,774       $    840       $  4,962
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    185       $    120       $    509
Gross unrealized capital losses                                     (23,137)       (22,913)        (2,113)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,952)       (22,793)        (1,604)
Balance, beginning of year                                          (22,793)        (1,604)         2,484
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $   (159)      $(21,189)      $ (4,088)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2002           2001           2000
                                                                   --------------------------------------
Bonds and short-term investments                                   $(28,561)      $ (7,491)      $ (8,128)
Common stocks                                                          (149)           (13)           217
Other invested assets                                                    (2)            33             10
                                                                   --------------------------------------
Realized capital losses                                             (28,712)        (7,471)        (7,901)
Capital gains tax (benefit)                                          23,053            802         (1,883)
                                                                   --------------------------------------
Net realized capital losses, after tax                              (51,765)        (8,273)        (6,018)
Less: amounts transferred to IMR                                      5,078          1,965         (3,096)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(56,843)      $(10,238)      $ (2,922)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $1,691,422, $2,135,324 and $465,846, gross realized capital gains of $15,257, $8,091 and $633, and gross realized capital losses of $9,998, $5,442 and $8,838, respectively, before transfers to the IMR. Sales of common stocks for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $35, $14,354 and $979, gross realized capital gains of $0, $358 and $218, and gross realized capital losses of $7, $371 and $1, respectively.

(e) INVESTMENTS -- DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, options, forwards and exchange traded futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income enhancement and replication transactions. The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates and/or indices and notional principal amounts. Generally, no cash is exchanged at the inception of the contract and no principal payments are exchanged. Interest rate swaps at December 31, 2002 and 2001 amounted to $230,000 and $20,000 of notional value and $4,837 and $1,194 of market value, respectively.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed exchange rate. There are also periodic exchanges of payments, at specified intervals, calculated using the agreed upon rates and notional principal amounts. Foreign currency swaps at December 31, 2002 amounted to $23,719 of notional value and $(1,002) of market value. There were no foreign currency swaps at December 31, 2001.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the writer, a financial instrument, at a specified price, within a specified period or on a stated date. Cap and floor contracts entitle the purchaser to receive from the writer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. There is a premium payment paid by the purchaser at inception of the contract and no principal payments are exchanged. The Company is a purchaser of caps, floors, and swaption contracts and is a writer of covered floor contracts. Option contracts at December 31, 2002 and 2001 amounted to $80,852 of notional value and $158 and $1,569 of market value, respectively.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies:

Anticipatory Hedging -- For certain liabilities, the Company commits to the price of the product prior to receipt of the associated premium or deposit. Anticipatory hedges are executed to offset the impact of changes in asset prices arising from interest rate changes pending the receipt of premium or deposit and the subsequent purchase of an asset. These hedges involve taking a long position (purchase) in interest rate futures or entering into an interest rate swap with duration characteristics equivalent to the associated liabilities or anticipated investments.

Liability Hedging -- Several products obligate the Company to credit a return to the contract holder, which is indexed to a market rate. To hedge risks associated with these products, the Company enters into various derivative contracts. Interest rate swaps are used to convert the contract rate into a rate that trades in a more liquid and efficient market. This hedging strategy enables the Company to customize contract terms and conditions to customer objectives and satisfies the operation's asset/liability matching policy. In addition, interest rate caps and option contracts are used to hedge against the risk of contract holder disintermediation in a rising interest rate environment.

Asset Hedging -- To meet the various policyholder obligations and to provide cost-effective prudent investment risk diversification, the Company may combine two or more financial instruments to achieve the investment characteristics of a fixed maturity security or that match an associated liability. The use of derivative instruments in this regard effectively transfers unwanted investment risks or attributes to others. The selection of the appropriate derivative instruments depends on the investment risk, the liquidity and efficiency of the market, and the asset and liability characteristics.

Portfolio Hedging --The Company compares the duration and convexity of its portfolios of assets to its corresponding liabilities and periodically enters into portfolio hedges to reduce any difference to desired levels. Portfolio hedges reduce the duration and convexity mismatch between assets and liabilities and offset the potential impact to cash flows caused by changes in interest rates.

The Company periodically transacts in income generation transactions. The written option contracts monetize the option embedded in certain of its fixed maturity investments. The Company will receive a premium for issuing the freestanding option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives.

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Exchange-traded futures and options are regulated by an exchange and positions are marked to market on a daily basis, and therefore create minimal credit exposure to the Company in the event of nonperformance by counterparties.

Credit exposures for over-the-counter derivatives are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. Collateral requirements for exchange traded futures and options are monitored and processed on a daily basis. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee. The Company also maintains a policy of requiring that all privately negotiated derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2002, the Company has a significant concentration of credit risk that exceeded 10% of capital and surplus in fixed maturities of a single issuer who was not the U.S. government or a government agency. Within this concentration, each fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of these fixed maturities were $61,917, $2,373 and $64,290, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   74,416   $     85    $     --   $   74,501
  --Guaranteed and sponsored -- asset backed                          687,703      1,444          --      689,147
States, municipalities and political subdivisions                         395         17          --          412
International governments                                              34,304      4,454          --       38,758
Public utilities                                                      208,886      6,772      (5,187)     210,471
All other corporate                                                 2,137,680     87,636     (20,309)   2,205,007
All other corporate -- asset-backed                                 1,617,227     11,025      (6,735)   1,621,517
Short-term investments                                                 48,690         --          --       48,690
Certificates of deposit                                                67,270      5,599        (105)      72,764
Parents, subsidiaries and affiliates                                  100,748         --          --      100,748
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $4,977,319   $117,032    $(32,336)  $5,062,015
                                                                   ----------------------------------------------

                                                                                 December 31, 2002
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,957   $    185    $   (872)  $    4,270
Common stock -- affiliated                                             35,384                (22,265)      13,119
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   40,341   $    185    $(23,137)  $   17,389
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Statement   Unrealized  Unrealized     Fair
                                                                     Value       Gains       Losses      Value
                                                                   ----------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $    132    $     --   $   41,769
  --Guaranteed and sponsored -- asset backed                          270,969         --          --      270,969
States, municipalities and political subdivisions                         398         15          --          413
International governments                                              35,086        880          (4)      35,962
Public utilities                                                      163,678        557        (757)     163,478
All other corporate                                                 1,220,569     15,376      (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058         61      (6,733)     721,386
Short-term investments                                                 58,741         --          --       58,741
Certificates of deposit                                                52,877        111          --       52,988
Parents, subsidiaries and affiliates                                  126,735         --          --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $ 17,132    $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                                       $    4,162   $    120    $   (211)  $    4,071
Common stock -- affiliated                                             35,384         --     (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546   $    120    $(22,913)  $   16,753
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  508,460       $  517,110
Over one year through five years                        2,529,850        2,572,900
Over five years through ten years                       1,496,415        1,521,880
Over ten years                                            442,594          450,125
                                                       ---------------------------
                                         TOTAL         $4,977,319       $5,062,015
                                                       ---------------------------

Bonds with a carrying value of $3,319 were on deposit as of December 31, 2002 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2002                 2001
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 4,977      5,062   $ 2,699      2,699
  Common stocks                                               17         17        17         17
  Policy loans                                               267        267       250        250
  Mortgage loans                                             138        138       180        180
  Other invested assets                                       42         42        64         64
LIABILITIES
  Deposit funds and other benefits                       $ 4,913    $ 4,780   $ 2,873    $ 2,796
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,        December 31,
                                                                  2002                2001
                                                              ---------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $ 469,416           $ 329,950
Total of all deferred tax liabilities                           $ (74,977)          $(114,519)
Net deferred assets (admitted and non-admitted)                 $ 394,439           $ 215,431
Net admitted deferred asset                                        29,910              54,720
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $(364,529)          $(160,711)
Increase in deferred taxes non-admitted                         $ 203,818                 N/A
                                                              ---------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                      2002           2001           2000
                                                                     -------------------------------------
Federal                                                              $25,183       $(196,458)      $24,549
                                                                     -------------------------------------
Foreign                                                                3,528              --            --
                                                                     -------------------------------------
Federal Income Tax on Capital Gains                                   23,053             802        (1,884)
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $51,764       $(195,656)      $22,665
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Reserves                                                       $  10,906           $  48,987         $ (38,081)
Fortis Ceding Commission                                          16,501              19,216            (2,715)
Tax DAC                                                          206,940             192,943            13,997
Accrued deferred compensation                                      1,775               2,957            (1,182)
Bonds                                                             34,822               1,189            33,633
Capital loss carryforward                                          3,300               3,300                --
AMT credit utilization                                           192,969              58,834           134,135
Other                                                              2,203               2,524              (321)
                                                             -------------------------------------------------
                           TOTAL DEFERRED TAX ASSETS           $ 469,416           $ 329,950         $ 139,466
                                                             -------------------------------------------------
                    DEFERRED TAX ASSETS NON-ADMITTED           $(364,529)          $(160,711)        $(203,818)
                                                             -------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Bonds                                                          $  (5,593)          $      --         $  (5,593)
Tax preferred investments                                        (52,323)           (104,673)           52,350
Software project deferral                                         (5,903)             (2,752)           (3,151)
Deferred and uncollected                                          (8,767)             (6,977)           (1,790)
Other                                                             (2,391)               (117)           (2,274)
                                                             -------------------------------------------------
                      TOTAL DEFERRED TAX LIABILITIES           $ (74,977)          $(114,519)        $  39,542
                                                             -------------------------------------------------

                                                             December 31,        December 31,
                                                                 2002                2001             Change
                                                             -------------------------------------------------
Total deferred tax assets                                      $ 469,416           $ 329,950         $ 139,466
Total deferred tax liabilities                                   (74,977)           (114,519)           39,542
                                                             -------------------------------------------------
Net deferred tax asset                                         $ 394,439           $ 215,431         $ 179,008
                                                             -------------------------------------------------
             OTHER CHANGE IN NET DEFERRED INCOME TAX                                                    12,391
                                                             -------------------------------------------------
                   CHANGE IN NET DEFERRED INCOME TAX                                                 $ 191,399
                                                             -------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $ (71,865)           (35.0)%
Tax preferred investments                                                 (64,562)           (31.4)%
Other                                                                      (3,208)            (1.6)%
                                                                     -------------------------------
                                                       TOTAL            $(139,635)           (68.0)%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2002               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $  51,764            (25.2)%
Change in net deferred income taxes                                      (191,399)            93.2%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(139,635)           (68.0)%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(261,066). If not utilized, it will expire for tax purposes in 2017.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2002                  $    --
2001                  $    --
2000                  $22,665

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The amount of reinsurance recoverables from reinsurers was $36,327 and $2,016 at December 31, 2002 and 2001, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2002
Aggregate Reserves for Life and Accident and Health
 Policies                                                $5,566,253  $ 1,511,752  $  (946,667) $ 6,131,338
Policy and Contract Claim Liabilities                    $   26,680  $    15,825  $    (8,649) $    33,856
Premium and Annuity Considerations                       $8,401,771  $   371,175  $(4,146,117) $ 4,626,829
Death, Annuity, Disability and Other Benefits            $  138,864  $   113,937  $   (25,083) $   227,718
Surrenders and Other Fund Withdrawals                    $4,436,989  $   766,314  $  (459,359) $ 4,743,944

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2001
Aggregate Reserves for Life and Accident and Health
 Policies                                                $3,085,682  $ 1,578,470  $  (317,816) $ 4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $    16,288  $    (9,291) $    30,507
Premium and Annuity Considerations                       $6,890,184  $ 6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $    94,069  $   (24,134) $   185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $   491,474  $  (242,572) $ 4,142,327

                                                           Direct      Assumed       Ceded         Net
                                                         -------------------------------------------------
2000
Aggregate Reserves for Life and Accident and Health
 Policies                                                $  900,216  $        --  $  (256,989) $   643,227
Policy and Contract Claim Liabilities                    $   16,084  $        --  $    (5,351) $    10,733
Premium and Annuity Considerations                       $  839,447  $       986  $   (67,586) $   772,847
Annuity and Other Fund Deposits                          $5,730,269  $        --  $(1,528,316) $ 4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $     1,542  $   (16,238) $    62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $        --  $  (116,380) $ 3,567,723

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND COLLECTED):

The following presents premium and annuity considerations (deferred and collected) as of December 31, 2002:

                                                                             Net of
                                                                    Gross    Loading
                                                                   -----------------
TYPE
Ordinary New Business                                              $ 2,026   $ 2,183
Ordinary Renewal                                                    14,876    21,507
Group Life                                                              49        79
                                                                   -----------------
                                                            TOTAL  $16,951   $23,769
                                                                   -----------------

8. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5 and 9.

9. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $4,357, $3,764 and $648 for 2002, 2001 and 2000, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2002, 2001 or 2000.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. The cost to the Company for the above-mentioned plan was approximately $2.5 million, $2 million and $2 million in 2002, 2001 and 2000, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2002, 2001 or 2000. The amount available for dividend in 2003 is approximately $58,827.

11. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $35.9 billion and $41.9 billion as of December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $518 million, $567 million and $622 million for the years ended December 31, 2002, 2001 and 2000, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2002 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2002               $ 4,045,793
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                          34,838,116
                                                                               -----------
          Total reserves                                                       $34,838,116
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                  $    64,223
          Market value                                                          34,682,449
                                                                               -----------
          Subtotal                                                              34,746,671
          Not subject to discretionary withdrawal                                   91,445
                                                                               -----------
                                                                 TOTAL         $34,838,116
                                                                               -----------

12. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

On March 16, 2003, a final decision and award was issued in an arbitration between The Hartford and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under terms of the final decision and award, the reinsurer's reinsurance obligations to The Hartford's subsidiaries were not limited or reduced in any manner, and as a result, are left unchanged.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $108, $289 and $1,212 in 2002, 2001 and 2000, respectively, of which $105, $297 and
$1,074 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $4,003 and $4,034 in 2002 and 2001, respectively. Future minimum rental commitments are as follows:

2003                  $ 3,966
2004                    4,050
2005                    4,050
2006                    3,911
2007                    3,804
Thereafter              7,126
                      -------
  Total               $26,907
                      -------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $3,224 in 2002 and 2001.

(d) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1998 through 2001 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

13. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates. In 2002 the Company recognized a $2.8 million after-tax benefit due to favorable development related to September 11.